            As filed with the Securities and Exchange Commission

                            on November 29, 1995

                     Registration No. 33-42927; 811-6419

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549
                            --------------------
                                  FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                                                                 [X]
                       Post-Effective Amendment No. 17

                                     And

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]


                               Amendment No. 18                       [X]


                      (Check appropriate box or boxes)

                            --------------------

                           STAGECOACH FUNDS, INC.
             (Exact Name of Registrant as specified in Charter)
                              111 Center Street
                        Little Rock, Arkansas  72201
        (Address of Principal Executive Offices, including Zip Code)

                            --------------------

     Registrant's Telephone Number, including Area Code:  (800) 643-9691
                            Richard H. Blank, Jr.
                              c/o Stephens Inc.
                              111 Center Street
                        Little Rock, Arkansas  72201
                   (Name and Address of Agent for Service)
                               With a copy to:
                           Robert M. Kurucza, Esq.
                           Marco E. Adelfio, Esq.
                             Morrison & Foerster
                        2000 Pennsylvania Ave., N.W.
                           Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):

[ ]   Immediately upon filing pursuant              [ ]  on _________ pursuant
      to Rule 485(b), or                            to Rule 485(b), or

[ ]   60 Days after filing pursuant                 [ ]  on _________ pursuant
      to Rule 485(a), or                            to Rule 485(a)

[X]   75 days after filing pursuant                 [ ]  on (date) pursuant
      to paragraph (a)(2)                           paragraph (a)(2) of Rule 485

If appropriate, check the following box:



/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



The Registrant has registered an indefinite number of shares of its Common Stock, $.001 par value, under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for the fiscal year ended December 31, 1994, was filed with the Securities and Exchange Commission on February 28, 1995.



This Post-Effective Amendment to the Registrant's Registration Statement has been executed by Master Investment Trust (a registered investment company with separate series in which certain of the Registrant's series invest substanitally all of their assets) and its trustees and principal officers.

                                EXPLANATORY NOTE


        This Post-Effective Amendment No. 17 to the Registration Statement (the "Amendment") of Stagecoach Funds, Inc. (the "Company") is being filed to register a new fund of the Company, the National Tax-Free Money Market Mutual Fund (the "Fund"). The Fund will invest substantially all of its assets in the corresponding master portfolio of Master Investment Trust, a management investment company organized as a Delaware business trust (SEC File No. 811-6415). This Amendment does not affect the Registration Statement for the Company's Asset Allocation Fund, California Tax-Free Bond Fund, California Tax-Free Income Fund, California Tax-Free Money Market Mutual Fund, Corporate Stock Fund, Diversified Income Fund, Ginnie Mae Fund, Growth and Income Fund, Money Market Mutual Fund, Short-Intermediate U.S. Government Income Fund and U.S. Government Allocation Fund.

                            Cross Reference Sheet

                 NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND

Form N-1A Item Number

Part A                     Prospectus Captions
------                     -------------------

 1                         Cover Page
 2                         Prospectus Summary; Summary of Fund Expenses
 3                         Financial Highlights
 4                         The Funds, the Master Trust and Management;Appendix
 5                         How the Funds Work; The Funds, the Master Trust and
                           Management; Management and Servicing Fees
 6                         The Funds, the Master Trust and Management;
                           Investing in the Funds
 7                         Investing in the Funds; Dividends; Taxes; Additional
                           Shareholder Services
 8                         How to Redeem Shares
 9                         Not Applicable

Part B                     Statement of Additional Information Captions
------                     --------------------------------------------

10                         Cover Page
11                         Table of Contents
12                         Introduction
13                         Investment Restrictions; Additional Permitted
                           Investment Activities; Portfolio Transactions;
                           SAI Appendix
14                         Management
15                         Management
16                         Management; Distribution Plan; Custodian and
                           Transfer and Dividend Disbursing Agent;
                           Independent Auditors
17                         Portfolio Transactions
18                         Capital Stock
19                         Determination of Net Asset Value
20                         Federal Income Taxes
21                         Distribution Plan
22                         Calculation of Yield and Total Return
23                         Not Applicable

Part C                     Other Information
------                     -----------------

24-32 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                                      LOGO

                         ------------------------------

                                   PROSPECTUS
                         ------------------------------

                   MONEY MARKET MUTUAL FUND - CLASS A SHARES

                  CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                   NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND


                               February 16, 1996

                              STAGECOACH FUNDS(R)

                   MONEY MARKET MUTUAL FUND - CLASS A SHARES
                  CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND
                   NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND


  Stagecoach Funds, Inc. (the "Company") is a professionally managed, open-end series investment company, consisting of several separate funds, each with different investment objectives and policies. This Prospectus contains information about three of the funds in the Stagecoach Family of Funds-the MONEY MARKET MUTUAL FUND, the CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND and the NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND (each, a "Fund" and collectively, the "Funds" or "Money Market Funds"). The National Tax-Free Money Market Mutual Fund seeks to achieve its investment objective by investing substantially all of its assets in the Tax-Free Money Market Master Portfolio (the "Master Portfolio") of Master Investment Trust (the "Master Trust") an open-end management investment company, rather than in a portfolio of securities. The Master Portfolio has the same investment objective as the National Tax-Free Money Market Mutual Fund.



  AN INVESTMENT IN THE FUNDS AND MASTER PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE FUNDS OR THE MASTER PORTFOLIO WILL BE ABLE TO MAINTAIN A CONSTANT $1.00 NET ASSET VALUE PER SHARE.



  This Prospectus sets forth concisely the information about the Funds and the Master Portfolio that a prospective investor should know before investing. It should be read and retained for future reference. Statements of Additional Information ("SAIs"), dated May 1, 1995, containing additional information about the Money Market Mutual Fund and California Tax-Free Money Market Mutual Fund,
and dated February   , 1996 for the National Tax-Free Money Market Mutual Fund
have been filed with the Securities and Exchange Commission ("SEC") and are incorporated by reference into this prospectus. The SAI for each Fund is available without charge and can be obtained by writing to Stagecoach Shareholder Services, Wells Fargo Bank, N.A., P.O. Box 7066, San Francisco, CA 94120-7066 or by calling 800-222-8222. If you hold shares in an IRA, please call 1-800-BEST-IRA for information or assistance.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, ANY STATE SECURITIES COMMISSION OR ANY OTHER REGULATORY AUTHORITY, NOR HAVE ANY OF THESE AUTHORITIES PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, WELLS FARGO BANK, N.A. ("WELLS FARGO BANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES CERTAIN INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.



                                PROSPECTUS DATED


                               FEBRUARY 16, 1996


                                                                      PROSPECTUS

  The MONEY MARKET MUTUAL FUND seeks to provide investors with a high level of income, while preserving capital and liquidity, by investing in high-quality, short-term securities. This Prospectus describes the Class A Shares of the Money Market Mutual Fund. The Money Market Mutual Fund offers a second class of shares, Class S Shares, that are available only to qualified business investors who purchase Fund shares through certain non-interest bearing transaction accounts at Wells Fargo Bank. Information concerning Class S Shares is available by calling 1-800-222-8222.



  The CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND seeks to obtain a high level of income exempt from federal income tax and California personal income tax, while preserving capital and liquidity, by investing in high-quality, U.S. dollar-denominated money market instruments, primarily municipal obligations.



  The NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND seeks to provide investors with a high level of income exempt from federal income tax, while preserving capital and liquidity.



  The Funds and the Master Portfolio are advised by Wells Fargo Bank which also serves as the Funds' transfer and dividend disbursing agent and custodian. In addition, Wells Fargo Bank is a Shareholder Servicing Agent (as defined below) and a Selling Agent (as defined below). Stephens Inc. ("Stephens") is the Funds' sponsor and administrator and serves as the distributor of the Funds' shares.



WELLS FARGO BANK IS THE INVESTMENT ADVISER TO THE FUNDS AND/OR MASTER
  PORTFOLIO AND PROVIDES CERTAIN OTHER SERVICES TO THE FUNDS AND MASTER
     PORTFOLIO, FOR WHICH IT IS COMPENSATED. STEPHENS, WHICH IS NOT
       AFFILIATED WITH WELLS FARGO BANK, IS THE SPONSOR AND
           DISTRIBUTOR FOR THE FUNDS AND PLACEMENT AGENT FOR THE
              MASTER TRUST.


PROSPECTUS

                               TABLE OF CONTENTS
                                    -------

PROSPECTUS SUMMARY                                                             1

SUMMARY OF FUND EXPENSES                                                       5

FINANCIAL HIGHLIGHTS                                                           8

HOW THE FUNDS WORK                                                            10


THE FUNDS, THE MASTER TRUST AND MANAGEMENT                                    17


INVESTING IN THE FUNDS                                                        19


DIVIDENDS                                                                     26


HOW TO REDEEM SHARES                                                          26


ADDITIONAL SHAREHOLDER SERVICES                                               30



MANAGEMENT AND SERVICING FEES                                                 33



TAXES                                                                         36


PROSPECTUS APPENDIX - ADDITIONAL INVESTMENT POLICIES                         A-1

                                                                      PROSPECTUS

                               PROSPECTUS SUMMARY

  The Funds provide you with a convenient way to invest in a portfolio of securities selected and supervised by professional management. The following provides you with summary information about each of the Funds. For more information, please refer specifically to the identified Prospectus sections and generally to the Prospectus and the SAI for each Fund.

Q.  WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

A. The MONEY MARKET MUTUAL FUND seeks to provide investors with a high level of income, while preserving capital and liquidity, by investing in high-quality, short-term securities. In pursuing this objective, the Fund invests in securities with remaining maturities not exceeding thirteen months, as determined in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). These securities include obligations of the U.S. Government, its agencies and instrumentalities, high-quality debt obligations such as corporate debt, certain obligations of U.S. banks and certain repurchase agreements.


    The CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND seeks to obtain a high level of income exempt from federal income tax and California personal income tax, while preserving capital and liquidity, by investing in high-quality, U.S. dollar-denominated money market instruments, primarily municipal obligations. The Fund, in pursuing its objective, invests in securities with remaining maturities not exceeding thirteen months, as determined in accordance with Rule 2a-7 under the 1940 Act. Under normal market conditions, substantially all of the Fund's assets will be invested in California municipal obligations that are exempt from federal income taxes and California personal income taxes. Certain risks may arise from the Fund's concentration in investments in California municipal obligations.



    The NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND seeks to provide investors with a high level of income exempt from federal income tax, while preserving capital and liquidity. The Fund seeks to achieve its investment objective by investing all of its assets in the Tax-Free Money Market Master Portfolio of the Master Trust, which has the same investment objective as the Fund. The Master Portfolio seeks to achieve this investment objective by investing in high-quality, U.S. dollar-denominated money market instruments, primarily municipal obligations, with remaining maturities not exceeding thirteen months.



    Each Fund and the Master Portfolio seeks to maintain a net asset value of $1.00 per share; however, there is no assurance that this will be achieved. See "How the Funds Work -- Investment Objectives and Policies" and "Prospectus Appendix -- Additional Investment Policies."


                                       1                              PROSPECTUS

Q. WHO MANAGES MY INVESTMENTS?


A. Wells Fargo Bank, as the investment adviser to the Money Market Mutual Fund, the California Tax-Free Money Market Mutual Fund and the Master Portfolio, manages your investments. A separate investment adviser has not been retained for the National Tax-Free Money Market Mutual Fund because this Fund invests all of its assets in the Master Portfolio. Wells Fargo Bank also provides the Funds and the Master Portfolio with transfer agency, dividend disbursing agency and custodial services. In addition, Wells Fargo Bank is a Shareholder Servicing Agent and a Selling Agent (as defined below) of the Funds. See "The Funds, the Master Trust and Management" and "Management and Servicing Fees."


Q. HOW DO I INVEST?


A. You may invest by purchasing Fund shares at their net asset value. You may open an account by investing at least $2,500, and you may add to your account by making additional investments of at least $100, although certain exceptions to these minimums may be available. Shares of the Funds may be purchased by wire, by mail, or by electing an automatic investment feature called the AutoSaver Plan on any day the Funds are open. Shares of the California Tax-Free Money Market Mutual Fund and the National Tax-Free Money Market Mutual Fund may not be suitable investments for tax-exempt institutions or tax-exempt retirement plans, since such investors would not generally benefit from the tax-exempt status of such Funds' dividends. See "Investing in the Funds." In addition, California Tax-Free Money Market Mutual Fund shares are not available in all states. For more details, contact Stephens (the Funds' sponsor and distributor), a Shareholder Servicing Agent (such as Wells Fargo Bank) or a Selling Agent.


Q. WHAT ARE THE FEES FOR INVESTING?


A. Unlike certain other mutual funds that charge sales loads or other transaction fees, the Funds do not impose shareholder transaction fees on the purchase, redemption or exchange of their shares or for reinvesting dividends. For its advisory services, Wells Fargo Bank is entitled to monthly investment advisory fees at the annual rate of 0.50%, 0.40% and 0.30% of the average daily net assets of the California Tax-Free Money Market Mutual Fund, the Money Market Mutual Fund, and the Master Portfolio, respectively. Wells Fargo Bank also provides transfer agency services and custody services to the Funds and the Master Portfolio. Wells Fargo Bank is not entitled to any additional compensation for providing such services to the Funds or the Master Portfolio.



    For its services as administrator of the Funds and the Master Portfolio, Stephens is entitled to receive an annual fee at the rate of 0.05% of the average daily net assets of each Fund.


PROSPECTUS                             2

    The Funds have adopted Distribution Plans under the SEC's Rule 12b-1 which permit payment of a monthly fee at the annual rate of 0.05% of each Fund's average daily net assets to Stephens as compensation for distribution-related services. The National Tax-Free Money Market Mutual Fund has adopted a Shareholder Servicing Plan pursuant to which it may enter into agreements with Shareholder Servicing Agents. The Shareholder Servicing Plans permit the Funds to compensate Shareholder Servicing Agents at a rate of up to 0.30%, 0.30% and 0.25% of the average daily net assets of the California Tax-Free Money Market Mutual Fund, the Money Market Mutual Fund, and the National Tax-Free Money Market Mutual Fund, respectively. See "The Funds, The Master Trust and Management."

Q.  HOW ARE THE FUNDS' INVESTMENTS VALUED?


A. The price per share or "net asset value"("NAV") of a Fund depends upon the total value of portfolio securities owned by such Fund (plus cash and other assets net of liabilities) and the number of its shares outstanding. In the case of the National Tax-Free Money Market Mutual Fund, the NAV depends on the NAV of the Master Portfolio's shares, which in turn depends on the total value of portfolio securities owned by the Master Portfolio (plus cash and other assets after subtracting liabilities) and the number of Master Portfolio shares outstanding. Wells Fargo Bank calculates the NAV for each Fund and the Master Portfolio on each day that the Funds and the Master Portfolio are open. See "Investing in the Funds -- Share Price." Although the Funds and Master Portfolio seek to maintain a $1.00 price per share based on the NAV, there can be no assurance that this will be achieved.


Q.  HOW WILL I RECEIVE DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?


A. Dividends from net investment income are declared daily, paid monthly and automatically reinvested in additional shares of the Funds at NAV unless you elect to receive dividends in cash. Any capital gains are distributed at least annually. See "Dividends" and "Additional Shareholder Services."


Q.  ARE EXCHANGES TO OTHER FUNDS PERMITTED?


A. Yes. The exchange privilege enables you to exchange Fund shares for shares of another fund offered by the Company, or shares of certain other funds offered by other investment companies in the Stagecoach Family of Funds, to the extent such shares are offered for sale in your state of residence. See "Additional Shareholder Services -- Exchange Privilege."


Q.  HOW MAY I REDEEM SHARES?


A. You may redeem your shares at NAV, without charge by a Fund, by letter, by an automatic feature called the Systematic Withdrawal Plan, or by telephone (unless you specifically decline telephone privileges), on any day the relevant Fund is open for business. See "How To Redeem Shares." For more details, contact Stephens, a Shareholder Servicing Agent (such as Wells Fargo Bank) or a Selling Agent.


                                       3                              PROSPECTUS

Q.  WHAT ARE SOME OF THE POTENTIAL RISKS ASSOCIATED WITH THIS TYPE OF
    INVESTMENT?


A. Investments in the Funds are not bank deposits or obligations of Wells Fargo Bank and are not insured by the Federal Deposit Insurance Corporation ("FDIC"), nor are they insured or guaranteed against loss of principal. Therefore, investors should be willing to accept some risk with money invested in the Funds. Although the Funds and the Master Portfolio seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so. Since the California Tax-Free Money Market Mutual Fund invests primarily in securities issued by California, its agencies and municipalities, events in California are more likely to affect this Fund's investments. Also, the California Tax-Free Money Market Mutual Fund is nondiversified, which means that its assets may be invested among fewer issuers and therefore the value of its assets may be subject to greater impact by events affecting one of its investments. As with all mutual funds, there can be no assurance that the Funds will achieve their investment objectives. See "How the Funds Work -- Investment Objectives and Policies" and "Prospectus Appendix -- Additional Investment Policies."


PROSPECTUS                             4

                            SUMMARY OF FUND EXPENSES

  This expense summary is a standard format required for all mutual funds to help you understand the various costs and expenses you will bear directly or indirectly as a shareholder of the Funds. As shown below, you are not charged sales charges, redemption fees, or exchange fees. You should consider this expense information together with the important information in this Prospectus, including the Funds' investment objectives and policies.

                        SHAREHOLDER TRANSACTION EXPENSES

                                             CALIFORNIA       NATIONAL
                           MONEY MARKET    TAX-FREE MONEY  TAX-FREE MONEY
                           MUTUAL FUND     MARKET MUTUAL   MARKET MUTUAL
                         (CLASS A SHARES)       FUND            FUND
Maximum Sales Charge
  Imposed
    on Purchases (as a
      percentage
    of offering
      price)............       None             None            None
Sales Charge Imposed on
    Reinvested
      Dividends.........       None             None            None
Sales Charge Imposed on
    Redemptions*........       None             None            None
Exchange Fees...........       None             None            None

                         ANNUAL FUND OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                             MONEY
                             MARKET           CALIFORNIA       NATIONAL TAX-
                          MUTUAL FUND          TAX-FREE          FREE MONEY
                            (CLASS A         MONEY MARKET      MARKET MUTUAL
                            SHARES)          MUTUAL FUND           FUND**
Management Fee.........           0.40%              0.50%              0.30%
Rule 12b-1 Fee(1)......           0.02%              0.03%              0.05%
Other Expenses:
    Shareholder
      Servicing
      Fee(1)***........  0.28%              0.04%              0.00%
    Administrative
      Fee..............  0.03%              0.03%              0.05%
    Miscellaneous
      Expenses(1)......  0.02%              0.05%              0.10%
                         -----              -----              -----
Total Other
  Expenses(1):.........           0.33%              0.12%              0.15%
                                  -----              -----              -----
TOTAL FUND OPERATING
    EXPENSES(1)........           0.75%              0.65%              0.50%

-------------------------------


  (1) After any waivers or reimbursements.
    * The Company reserves the right to impose a charge for wiring redemption proceeds.
   ** Other mutual funds may invest in the Tax-Free Money Market
      Master Portfolio and such other funds' expenses and, correspondingly, investment returns may differ from those of the National Tax-Free Money Market Mutual Fund.
  *** Shareholder Servicing Agents also may impose certain conditions on their customers, subject to the terms of this Prospectus, in addition to or different from those imposed by the Funds, such as requiring a minimum initial investment or payment of a separate fee for additional services.


                                       5                              PROSPECTUS

EXAMPLE OF EXPENSES

                                      1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                      ------   -------   -------   --------
An investor would pay the following
  expenses on a $1,000 investment
in a Fund, assuming a 5% annual
return and redemption at the end of
each time period indicated:
    California Tax-Free Money
    Market Mutual Fund.............     $7      $  21     $  36      $ 81
    Money Market Mutual Fund (Class
    A Shares)......................     $8      $  24     $  42      $ 93
    National Tax-Free Money Market
    Mutual Fund....................     $5      $  16     $ N/A      $N/A

                             EXPLANATION OF TABLES

  SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy or sell Fund shares. There are no Shareholder Transaction Expenses for these Funds. However, the Company reserves the right to impose a charge for wiring redemption proceeds.


  ANNUAL FUND OPERATING EXPENSES for the Class A Shares of the Money Market Mutual Fund and shares of the California Tax-Free Money Market Mutual Fund are based on amounts incurred during the most recent fiscal year, restated to reflect voluntary fee waivers and expense reimbursements that are expected to continue during the current fiscal year. Annual Fund Operating Expenses for the National Tax-Free Money Market Mutual Fund summarize expenses charged at the Master Trust level as well as expenses charged at the Company level. The amounts shown above for the National Tax-Free Money Market Mutual Fund under "Management Fee," "Rule 12b-1 Fee" and "Administrative Fee" reflect contract amounts; the amounts shown above under "Shareholder Servicing Fee," "Miscellaneous Expenses," "Total Other Expenses" and "Total Fund Operating Expenses" reflect certain anticipated voluntary fee waivers and expense reimbursements for the current fiscal year. Wells Fargo Bank and Stephens have each agreed to waive or reimburse all or a portion of its respective fees if certain Fund expenses exceed limits set by state securities laws or regulations. In addition, Wells Fargo Bank and Stephens may each elect to waive or reimburse all or a portion of its respective fees charged to, or expenses paid by, a Fund or the Master Portfolio. Any such waivers or reimbursements would reduce the total expenses of the Funds or Master Portfolio. There can be no assurance that such waivers or reimbursements would continue. Absent waivers and reimbursements, the percentages shown above under "Rule 12b-1 Fee," "Total Other Expenses" and "Total Fund Operating Expenses" would be 0.05%, 0.44% and 0.89%, respectively, for the Class A Shares of the Money Market Mutual Fund and 0.05%, 0.53% and 1.08%, respectively, for the California Tax-Free Money Market Mutual Fund. Absent waivers and reimbursements, "Shareholder Servicing Fee," "Miscellaneous Expenses," "Total Other Expenses" and "Total Fund


PROSPECTUS                             6

Operating Expenses" would be 0.25%, 0.30%, 0.60% and 0.95%, respectively, for the National Tax-Free Money Market Mutual Fund. As of the date of this Prospectus, the National Tax-Free Money Market Mutual Fund had not commenced operations. Long-term shareholders in the National Tax-Free Money Market Mutual Fund could pay more in sales charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers ("NASD"). For more complete descriptions of the various costs and expenses you can expect to incur as an investor in each Fund, please see the Prospectus section captioned "Management and Servicing Fees."


  EXAMPLE OF EXPENSES is a hypothetical example which illustrates the expenses associated with a $1,000 investment over the periods shown, based on the expenses in the table above and an assumed annual rate of return of 5%. This rate of return should not be considered an indication of actual or expected performance of a Fund. In addition, the example should not be considered a representation of past or future expenses and actual expenses may be greater or lesser than those shown. If current fee waivers and/or reimbursements are discontinued, the amounts contained in the "Example of Expenses" may increase.


  With regard to the combined fees and expenses of the National Tax-Free Money Market Mutual Fund and the Master Portfolio, the Board of Directors of the Company has considered whether various costs and benefits of investing all the Fund's assets in the Master Portfolio would be more or less than if the Fund invested in portfolio securities directly, and believes that the Fund should achieve economic efficiencies by investing in the Master Portfolio. Additionally, the Board of Directors has determined that the aggregate fees assessed by this Fund and the Master Portfolio should be less than those expenses that the Directors believe would be incurred had the Fund invested directly in the securities held by the Master Portfolio. See the Prospectus sections captioned "The Funds, the Master Trust and Management" and "Management and Servicing Fees" for more complete descriptions of the various costs and expenses applicable to investors in this Fund. In addition, if this Fund were to change its fundamental investment strategy and cease investing in the Master Portfolio of the Master Trust, these expenses could change.


                                       7                              PROSPECTUS

                              FINANCIAL HIGHLIGHTS


  The following information relating to the Class A Shares of the Money Market Mutual Fund and the shares of the California Tax-Free Money Market Mutual Fund has been derived from the Financial Highlights in the financial statements for such Funds' fiscal year ended December 31, 1994 and for the six-month period ended June 30, 1995. The financial statements for the fiscal year ended December 31, 1994 are included in the SAI for each such Fund and have been audited by KPMG Peat Marwick LLP, independent auditors, whose report on Stagecoach Funds, Inc. dated February 17, 1995 also is included in the SAIs. The information provided below should be read in conjunction with the 1994 annual financial statements for these Funds and the notes thereto. The financial statements for the six-month period ended June 30, 1995 are unaudited. The information presented below should be read in conjunction with the unaudited financial statements and the notes thereto for the six-month period ended June 30, 1995. The SAI for each of the Funds has been incorporated by reference into this Prospectus. Financial information is not provided in connection with the National Tax-Free Money Market Mutual Fund because the Fund had not begun operations during the periods presented.


                            MONEY MARKET MUTUAL FUND
                        FOR A CLASS A SHARE OUTSTANDING


                                (UNAUDITED)                            PERIOD
                                SIX MONTHS                             ENDED*
                                  ENDED      YEAR ENDED   YEAR ENDED    DEC.
                                 JUNE 30,     DEC. 31,     DEC. 31,     31,
                                   1995         1994         1993       1992
                                ----------   ----------   ----------   ------
Net Asset Value Beginning of
  Period.......................     $ 1.00       $ 1.00      $ 1.00     $ 1.00
Income from Investment
  Operations:
  Net Investment Income........       0.03         0.04        0.03       0.02
Less Distributions:
  Dividends from Net Investment
    Income.....................      (0.03 )      (0.04)      (0.03)     (0.02)
Net Asset Value End of
  Period.......................     $ 1.00       $ 1.00      $ 1.00     $ 1.00
Total Return (not
  annualized)..................       2.71 %       3.74%       2.70%      1.50%
Ratios/Supplemental Data:
Net Assets, End of Period
  (000's)...................... $3,162,345   $2,343,942   $317,474     $236,269
Number of shares outstanding,
  End of Period (000's)........  3,162,433    2,344,028    317,474      236,270
Ratios to Average Net Assets
  (annualized):
Ratio of Expenses to Average
  Net Assets(1)................       0.75 %       0.69%       0.58%      0.20%
Ratio of Net Investment Income
  to Average Net Assets(2).....       5.35 %       4.12%       2.67%      2.98%
-------------------
(1) Ratio of Expenses to
    Average Net Assets Prior To
    Waived Fees and Reimbursed
    Expenses...................       0.84 %       0.89%       1.00%      0.94%
(2) Ratio of Net Investment
    Income to Average Net
    Assets Prior To Waived Fees
    and Reimbursed Expenses....       5.26 %       3.92%       2.25%      2.24%
* The Fund commenced operations on July 1,
  1992


PROSPECTUS                             8

                  CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND
                            FOR A SHARE OUTSTANDING


                         (UNAUDITED)
                         SIX MONTHS
                           ENDED      YEAR ENDED   YEAR ENDED   YEAR ENDED
                          JUNE 30,     DEC. 31,     DEC. 31,     DEC. 31,
                            1995         1994         1993         1992
                         ----------   ----------   ----------   ----------
Net Asset Value,
  Beginning of Period...    $ 1.00       $ 1.00       $ 1.00       $ 1.00
Income from Investment
  Operations:
  Net Investment
    Income..............      0.02         0.02         0.02         0.03
Less Distributions:
  Dividends from Net
    Investment Income...     (0.02)       (0.02)       (0.02)       (0.03)
Net Asset Value, End of
  Period................    $ 1.00       $ 1.00       $ 1.00       $ 1.00
Total Return (not
  annualized)...........      1.64%        2.28%        1.89%        2.81%
Ratios/Supplemental
  Data:
Net Assets, End of
  Period (000's)........  $952,017     $869,745     $793,420     $572,906
Number of shares
  outstanding, End of
  Period (000's)........   952,139      869,824      793,426      572,907
Ratios to Average Net
  Assets (annualized):
Ratio of Expenses to
  Average Net
  Assets(1).............      0.65%        0.62%        0.55%        0.28%
Ratio of Net Investment
  Income to Average Net
  Assets(2).............      3.26%        2.26%        1.88%        2.41%
-------------------
(1) Ratio of Expenses to
    Average Net Assets
    Prior to
   Waived Fees and
    Reimbursed
    Expenses............      1.02%        1.08%        1.06%        1.03%
(2) Ratio of Net
    Investment Income to
    Average Net Assets
   Prior to Waived Fees
    and Reimbursed
    Expenses............      2.89%        1.80%        1.37%        1.66%


                                       9                              PROSPECTUS

                               HOW THE FUNDS WORK

INVESTMENT OBJECTIVES AND POLICIES

THE MONEY MARKET MUTUAL FUND


  The Money Market Mutual Fund seeks to provide investors with a high level of income, while preserving capital and liquidity, by investing in high-quality, short-term instruments. The Fund invests its assets only in U.S. dollar-denominated, high-quality money market instruments, and may engage in certain other investment activities as described in this Prospectus. Permitted investments include short-term U.S. Government obligations, obligations of domestic and foreign banks, commercial paper, and repurchase agreements. In pursuing its objective, the Fund invests in instruments with remaining maturities not exceeding thirteen months, as determined in accordance with Rule 2a-7 under the 1940 Act. As with all mutual funds, there can be no assurance that the Fund, which is a diversified portfolio, will achieve its investment objective. A more complete description of these investments and investment activities is contained in the "Prospectus Appendix - Additional Investment Policies" and in the SAI.


THE CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND


  The California Tax-Free Money Market Mutual Fund seeks to obtain a high level of income exempt from federal income tax and California personal income tax, while preserving capital and liquidity, by investing in high-quality, short-term U.S. dollar-denominated money market instruments, primarily municipal obligations. This investment objective is fundamental and cannot be changed without shareholder approval. There can be no assurance that the Fund, which is a nondiversified portfolio, will achieve its investment objective. Wells Fargo Bank, as investment adviser to the Fund, pursues the Fund's objective by investing (under normal market conditions) substantially all of the Fund's assets in the following types of municipal obligations that pay interest which is exempt from both federal income tax and California personal income tax: bonds, notes, and commercial paper issued by or on behalf of the State of California, its cities, municipalities, political subdivisions and other public authorities with remaining maturities not exceeding thirteen months, as determined in accordance with Rule 2a-7 under the 1940 Act. These municipal obligations and the taxable investments described below may bear interest at rates that are not fixed ("floating- and variable-rate instruments").



  The California Tax-Free Money Market Mutual Fund may temporarily invest some of its assets in certain high-quality, taxable money market instruments or may engage in certain other investment activities as described in this Prospectus. The Fund may elect to invest temporarily up to 20% of its net assets in certain permitted taxable investments, which include cash reserves, U.S. Government obligations, obligations of domestic and foreign banks, foreign securities, rated commercial paper, taxable municipal


PROSPECTUS                             10
obligations, repurchase agreements, and loans of portfolio securities. Such temporary investments would most likely be made when there is an unexpected or abnormal level of investor purchases or redemptions of Fund shares or because of unusual market conditions. The income from these temporary investments and investment activities may be subject to federal income tax and California personal income tax. However, as stated above, Wells Fargo Bank seeks to invest substantially all of the Fund's assets in securities exempt from such taxes. An additional description of tax-free municipal obligations, taxable money market instruments, and other investment activities is contained in the "Prospectus Appendix - Additional Investment Policies" and in the SAI.



  As a matter of fundamental policy, at least 80% of the California Tax-Free Money Market Mutual Fund's net assets are invested (under normal market conditions) in municipal obligations that pay interest which is exempt from federal income tax and not subject to the federal alternative minimum tax (or in other open-end tax-free money market funds with a similar fundamental policy). At least 65% of the Fund's total assets are invested (under normal market conditions) in municipal obligations that pay interest which is exempt from California personal income tax. However, as a matter of general operating policy, the Fund seeks to have substantially all of its assets invested in such municipal obligations. The Fund's investment adviser may rely either on an opinion of counsel to the issuer of the municipal obligations or on Internal Revenue Service ("IRS") rulings regarding the tax treatment of these obligations. In addition, the Fund may invest 25% or more of its assets in California municipal obligations that are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the other obligations; for example, the California Tax-Free Money Market Mutual Fund may own different municipal obligations which pay interest based on the revenues of similar types of projects.


THE NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND


  The National Tax-Free Money Market Mutual Fund seeks to provide investors with a high level of income exempt from federal income tax, while preserving capital and liquidity. The Fund, which is a diversified portfolio, seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, which has the same investment objective as the Fund. The Master Portfolio seeks to achieve its investment objective by investing in high-quality, short-term U.S. dollar-denominated money market instruments, primarily municipal obligations, with remaining maturities not exceeding thirteen months.



  The Fund may withdraw its investments in the Master Portfolio only if the Company's Board of Directors determines that such action is in the best interests of the Fund and its shareholders. Upon such withdrawal, the Board would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies described in this


                                       11                             PROSPECTUS
section with respect to the Master Portfolio. For a description of the management and expenses of the Master Trust, see the Prospectus section captioned "The Funds, The Master Trust and Management."



  Since the investment characteristics of the Fund correspond directly to those of the Master Portfolio, the following is a discussion of the various investments of, and techniques employed by, the Master Portfolio of the Master Trust.



  Wells Fargo Bank, as investment adviser to the Master Portfolio, pursues the investment objective of the Master Portfolio by investing (under normal market conditions) substantially all of the Master Portfolio's assets in the following types of municipal obligations that pay interest which is exempt from federal income tax: bonds, notes and commercial paper issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies, instrumentalities (including government-sponsored enterprises) and authorities, the interest on which, in the opinion of counsel to the issuer or bond counsel, is exempt from federal income tax. These municipal obligations and the taxable investments described below may bear interest at rates that are not fixed ("floating- and variable-rate instruments").



  The Master Portfolio may temporarily invest some of its assets in cash reserves or certain high-quality, taxable money market instruments, or may engage in other investment activities as described in this Prospectus. The Master Portfolio may elect to invest temporarily up to 20% of its net assets in certain permitted taxable investments, including cash reserves, U.S. Government obligations, obligations of domestic banks, commercial paper, taxable municipal obligations and repurchase agreements. The Master Portfolio may also invest in U.S. dollar-denominated obligations of foreign banks and foreign securities. Such temporary investments would most likely be made when there is an unexpected or abnormal level of investor purchases or redemptions of interests in the Master Portfolio or because of unusual market conditions. The income from these temporary investments and investment activities may be subject to federal income tax. However, as stated above, Wells Fargo Bank seeks to invest substantially all of the Master Portfolio's assets in securities exempt from such tax. A more complete description of tax-free municipal obligations, taxable money market instruments, and other investment activities is contained in the "Prospectus Appendix -- Additional Investment Policies."



  As a matter of fundamental policy, at least 80% of the net assets of the Master Portfolio are invested (under normal market conditions) in municipal obligations that pay interest which is exempt from federal income tax and is not subject to the federal alternative minimum tax. However, as a matter of general operating policy, the Master Portfolio seeks to invest substantially all of its assets in such municipal obligations. The Master Portfolio's investment adviser may rely either on the opinion of counsel to the issuer of the municipal obligations or on Internal Revenue Service ("IRS") rulings regarding the tax treatment of these obligations. In addition, the Master Portfolio may


PROSPECTUS                             12
invest 25% or more of its assets in municipal obligations that are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the other obligations; for example, the Master Portfolio may own different municipal obligations which pay interest based on the revenues of similar types of projects.


MASTER/FEEDER STRUCTURE


  The National Tax-Free Money Market Mutual Fund is a feeder fund in a master/feeder structure, which means that it invests all of its assets in the Master Portfolio. The Master Portfolio has the same investment objective as the Fund. The Master Trust is organized as a trust under the Laws of the State of Delaware. See "How the Funds Work -- Investment Objectives and Policies." In addition to selling its shares to the Fund, the Master Portfolio may sell its shares to other mutual funds or qualified investors. Other mutual funds and other qualified investors may have different expenses and, accordingly, may experience different investment returns and yields compared with the Fund. Information regarding additional options, if any, for investments in shares of the Master Portfolio is available from Stephens and may be obtained by calling 800-643-9691 or by calling Wells Fargo Bank at 800-222-8222.



  The Company's Board of Directors believes that if other investors invest their assets in the Master Portfolio, certain economic efficiencies may be realized with respect to the Master Portfolio. For example, fixed expenses that otherwise would have been borne solely by the Fund would be spread across a potentially larger asset base provided by more than one fund investing in the Master Portfolio. The Fund and any other entities investing in the Master Portfolio would each be liable for all obligations of the Master Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Master Trust itself is unable to meet its obligations. Accordingly, the Company's Board of Directors believes that neither the Fund nor its shareholders will be adversely affected by reason of investing the Fund's assets in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses across a larger asset base) that the Company's Board of Directors believes should be available through investment in the Master Portfolio may not be fully achieved. In addition, given the relatively novel nature of the master/feeder structure, accounting and operational difficulties, although unlikely, could occur.



  The investment objective and other fundamental policies of the National Tax-Free Money Market Mutual Fund and the Master Portfolio cannot be changed without approval by the holders of a majority, as defined in the Investment Company Act of 1940 (the "1940 Act"), of the Fund's or Master Portfolio's, as applicable, outstanding voting securities. Whenever the Fund, as a Master Portfolio interestholder, is requested to vote on matters pertaining to any fundamental policy of the Master Portfolio, the Fund will


                                       13                             PROSPECTUS
hold a meeting of its shareholders to consider such matters, and the Fund will cast its votes in proportion to the votes received from Fund shareholders. The Fund will vote Fund shares for which it receives no voting instructions in the same proportion as the votes received from Fund shareholders. In addition, certain policies of the Master Portfolio which are non-fundamental could be changed by vote of a majority of the Master Trust's Trustees without interestholder vote. If the Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, the Fund could subsequently change its own investment objective or policies to correspond to those of the Master Portfolio, or the Fund could redeem its Master Portfolio interests and either seek a new investment company with a matching objective in which to invest or it could retain its own investment adviser to manage the Fund's portfolio in accordance with its investment objective. In the latter case, the Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund. The Fund will provide shareholders with 30 days' written notice prior to the implementation of any change in the investment objective of such Fund or the Master Portfolio, to the extent possible. Additional information regarding the officers and directors/trustees of the Company and the Master Trust is included in the SAI for the National Tax-Free Money Market Mutual Fund under "Management."


RISK FACTORS


  Investments in the Funds and Master Portfolio are not bank accounts and are not insured or guaranteed against loss of principal. Although both the Funds and the Master Portfolio seek to maintain a stable NAV of $1.00 per share, there is no assurance that they will be able to do so. As with all mutual funds, there can be no assurance that the Funds and the Master Portfolio will achieve their investment objectives. See "Prospectus Appendix -- Additional Investment Policies" for further discussion of investment objectives and risks.



  The Funds and the Master Portfolio, under the 1940 Act, must comply with certain investment criteria designed to provide liquidity, reduce risk, and allow the Funds and the Master Portfolio to maintain a stable NAV of $1.00 per share. The dollar-weighted average portfolio maturity of each of the Funds and the Master Portfolio must not exceed 90 days. Any security that a Fund or the Master Portfolio purchases must have a remaining maturity of not more than thirteen months. In addition, any security that a Fund or the Master Portfolio purchases must present minimal credit risks and be of high quality (i.e., be rated in the top two rating categories by the required number of nationally recognized statistical rating organizations ("NRSROs") or, if unrated, determined to be of comparable quality to such rated securities). These determinations are made by Wells Fargo Bank, as the Funds' or Master Portfolio's investment adviser, as the case may be, under guidelines adopted by the Board of Directors of the Company, or the Master Trust's Board of Trustees, respectively.


PROSPECTUS                             14

  The Funds and the Master Portfolio seek to reduce risk by investing their assets in securities of various issuers. As such, the Money Market Mutual Fund, the National Tax-Free Money Market Mutual Fund and the Master Portfolio, but not the California Tax-Free Money Market Mutual Fund, are considered to be diversified for purposes of the 1940 Act. In addition, the Funds and the Master Portfolio, since their respective inceptions, have emphasized safety of principal and high credit quality. In particular, the internal investment policies of Wells Fargo Bank, the investment adviser to the Funds and Master Portfolio, have always prohibited the purchase for the Funds and Master Portfolio of many types of floating-rate instruments commonly referred to as "derivatives" that are considered potentially volatile. The following types of derivative instruments ARE NOT permitted investments for the Funds and the Master Portfolio:


  - capped floaters (on which interest is not paid when market rates move above a certain level);

  - leveraged floaters (whose interest-rate reset provisions are based on a formula that magnifies changes in interest rates);

  - range floaters (which do not pay any interest if market interest rates move outside of a specified range);

  - dual index floaters (whose interest-rate reset provisions are tied to more than one index so that a change in the relationship between these indices may result in the value of the instrument falling below face value); and

  - inverse floaters (which reset in the opposite direction of their index).


  Additionally, neither the Funds nor the Master Portfolio may invest in instruments whose interest rate reset provisions are tied to an index that materially lags short-term interest rates, such as Cost of Funds Index ("COFI") floaters. The Funds and the Master Portfolio may only invest in floating-rate instruments that bear interest at a rate that resets quarterly or more frequently, and which resets based on changes in standard money market rate indices such as U.S. Government Treasury bills, London Interbank Offered Rate, the prime rate, published commercial paper rates, federal funds rates, Public Securities Associates ("PSA") floaters or JJ Kenney index floaters.



  Since the California Tax-Free Money Market Mutual Fund invests primarily in securities issued by California and its agencies and municipalities, events in California are more likely to affect the Fund's investments. While the California Tax-Free Money Market Mutual Fund seeks to reduce risk by investing its assets in securities of various issuers, the Fund is considered to be nondiversified for purposes of the 1940 Act. However, the California Tax-Free Money Market Mutual Fund will comply with Internal Revenue Code of 1986 ("Code") diversification requirements, as described in the "Prospectus
Appendix -- Additional Investment Policies" section below.


  California is experiencing recurring budget deficits caused by lower than anticipated tax revenues and increased expenditures for certain programs. These budget deficits

                                       15                             PROSPECTUS
have depleted the state's available cash resources, and the state has recently had to use a series of external borrowings to meet its cash needs. In addition, since 1992 some of the credit rating agencies have assigned their third highest rating to certain of the state's debt obligations. On July 15, 1994, three of the ratings agencies rating California's long-term debt lowered their rating of the state's general obligation bonds. Moody's Investors Service lowered its rating from "Aa" to "A1," Standard & Poor's Ratings Group lowered its rating from "A+" to "A" and termed its outlook as "stable," and Fitch Investors Service lowered its rating from "AA" to "A." Since the California Tax-Free Money Market Mutual Fund may invest only in securities rated in the top two rating categories, any further rating downgrade of the state's debt obligations may impact the availability of securities that meet the Fund's investment policies and restrictions. The Fund's investment adviser continues to monitor and evaluate the Fund's investments in light of the events in California and the California Tax-Free Money Market Mutual Fund's investment objective and investment policies. The rating agencies also continue to monitor events in the state and the state and local governments' responses to budget shortfalls. See "Special Considerations Affecting California Municipal Obligations" in the SAI for the California Tax-Free Money Market Mutual Fund.


PERFORMANCE



  The performance of the Class A Shares of the Money Market Mutual Fund and the shares of the California Tax-Free Money Market Mutual and National Tax-Free Money Market Mutual Funds (sometimes, the "Tax-Free Funds") may be advertised in terms of current yield or effective yield. In addition, the performance of the Tax-Free Funds may be advertised in terms of tax-equivalent yield or effective tax-equivalent yield. These performance figures are based on historical results and are not intended to indicate future performance. The investment performance of the National Tax-Free Money Market Mutual Fund will correspond to the investment experience of the Master Portfolio.



  Yield refers to the income generated by an investment in shares of a Tax-Free Fund, or Class of shares of the Money Market Mutual Fund, over a seven- or thirty-day period (which period will be specified in any advertisement), expressed as an annual percentage rate. Effective yields are calculated similarly but assume that the income earned from a Fund is reinvested in the Fund or in shares of the same Class of such Fund. Because of the effects of compounding, effective yields are slightly higher than yields. The tax-equivalent yield and the effective tax-equivalent yield of the Tax-Free Funds assume that a stated income tax rate has been applied to determine the tax-equivalent figures. The application of the stated income tax rate results in higher yield and effective yield figures. The Tax-Free Funds may also present nonstandard performance information, such as distribution rate, for purposes of sales literature. Performance quotations are computed separately for Class A Shares and Class S Shares of the Money Market Mutual Fund.



  Additional performance information is contained in the Company's annual report which is available upon request without charge by calling the Company at 800-222-8222.


PROSPECTUS                             16

                          THE FUNDS, THE MASTER TRUST
                                 AND MANAGEMENT


  The Funds are three of the Funds in the Stagecoach Family of Funds. The Company was organized as a Maryland corporation on September 9, 1991, and is currently authorized to offer shares of ten other funds: the Aggressive Growth Fund, Asset Allocation Fund, the California Tax-Free Bond Fund, the California Tax-Free Income Fund, the Corporate Stock Fund, the Diversified Income Fund, the Ginnie Mae Fund, the Growth and Income Fund, the Short-Intermediate U.S. Government Income Fund and the U.S. Government Allocation Fund. The Money Market Mutual Fund also offers a second class of shares -- Class S Shares. Class S Shares are subject to different levels of fees and expenses than Class A Shares, and the performance of such shares may vary accordingly. Class S Shares are currently available only to qualified business investors who purchase such shares through certain non-interest bearing transaction accounts with Wells Fargo Bank. Please contact Stagecoach Shareholder Services at 800-222-8222 if you would like additional information about Class S Shares.



  The Board of Directors of Stagecoach Funds supervises these funds' activities and monitors their contractual arrangements with various service providers. Although the Company is not required to hold annual shareholder meetings, special meetings may be required for purposes such as electing or removing Directors, approving advisory contracts and distribution plans, and changing the funds' investment objectives or fundamental investment policies. All shares of the funds have equal voting rights and will be voted in the aggregate, rather than by fund or class, unless otherwise required by law (such as when the voting matter affects only one fund or class). As a shareholder of the Funds, you are entitled to one vote for each share you own and fractional votes for fractional shares owned. A more detailed description of the voting rights and attributes of the shares is contained in the "Capital Stock" section of the SAI for each Fund.



  The Master Trust was established on August 15, 1991, as a Delaware business trust. The Master Trust's Declaration of Trust permits the Board of Trustees to issue beneficial interests in a Master Portfolio of the Master Trust to investors based on their proportionate investments in the Master Portfolio. The Master Trust is divided into separate portfolios called series. The Master Trust has retained the services of Wells Fargo Bank as investment adviser and Stephens as administrator and placement agent. The Board of Trustees of the Master Trust is responsible for the general management of the Master Trust and its Master Portfolios and supervising the actions of Wells Fargo Bank and Stephens in these capacities.



INVESTMENT ADVISER



  Wells Fargo Bank is the investment adviser to the Master Portfolio, the Money Market Mutual Fund and the California Tax-Free Money Market Mutual Fund. Wells Fargo Bank,


                                       17                             PROSPECTUS
one of the largest banks in the United States, was founded in 1852 and is the oldest bank in the western United States. As of October 31, 1995, Wells Fargo Bank provided investment advisory services for approximately $33.9 billion for assets for individuals, trusts, estates and institutions. Wells Fargo Bank also serves as the investment adviser to the other separately managed series of the Master Trust, funds of the Company and to five other registered, open-end management investment companies each of which consists of several separately managed investment portfolios. Wells Fargo Bank, a wholly owned subsidiary of Wells Fargo & Company, is located at 420 Montgomery Street, San Francisco, California 94105.



  Morrison & Foerster, counsel to the Company and the Master Trust and special counsel to Wells Fargo Bank, has advised the Company, the Master Trust and Wells Fargo Bank that Wells Fargo Bank may perform the services contemplated by the Advisory Contracts without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent Wells Fargo Bank from continuing to perform, in whole or in part, such services. If Wells Fargo Bank were prohibited from performing any such services, it is expected that the Board of Directors/Trustees would recommend to the shareholders/interestholders that they approve a new investment advisory agreement with another entity or entities qualified to perform such services.


CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT


  Wells Fargo Bank serves as the Funds' and the Master Portfolio's custodian and transfer and dividend disbursing agent (the "Transfer Agent"). In addition, Wells Fargo Bank is a Shareholder Servicing Agent and Selling Agent of the Funds.



EXPENSES



  As noted previously, from time to time, Wells Fargo Bank and Stephens may waive their respective fees in whole or in part. Any such waivers reduce a Fund's expenses and, accordingly, have a favorable impact on the Fund's yield. Except for the expenses borne by Wells Fargo Bank and Stephens, each Fund bears all costs of its operations, including a pro rata portion of the compensation of the Company's Directors who are not affiliated with Wells Fargo Bank or Stephens or any of their affiliates; advisory, administration fees; interest charges; taxes; fees and expenses of independent auditors, legal counsel, expenses of redeeming shares, expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes), shareholders' reports, notices, proxy statements and reports to regulatory agencies;


PROSPECTUS                             18
insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of Fund shares; pricing services; and any extraordinary expenses. Expenses attributable to each Fund are charged against such Fund's assets. General expenses of the Company are allocated among all of the funds of the Company, including the Funds, in a manner proportionate to the net assets of each fund, on a transactional basis, or on such other basis as the Company's Board of Directors deems equitable. Each Fund bears a pro rata portion of the Master Portfolio's expenses.


SPONSOR, ADMINISTRATOR AND DISTRIBUTOR


  Stephens is the Company's and the Master Trust's sponsor and administrator, and distributes the Funds' shares. Stephens is a full service broker/dealer and investment advisory firm located at 111 Center Street, Little Rock, Arkansas 72201. Stephens and its predecessor have been providing securities and investment services for more than 60 years. Additionally, they have been providing discretionary portfolio management services since 1983. Stephens currently manages investment portfolios for pension and profit-sharing plans, individual investors, foundations, insurance companies and university endowments.



                             INVESTING IN THE FUNDS


OPENING AN ACCOUNT

  You can buy Fund shares in one of the several ways described below. You must complete and sign an Account Application to open an account. Additional documentation may be required from corporations, associations, and certain fiduciaries. Do not mail cash. If you have any questions or need extra forms, you may call 800-222-8222.


  After an application has been processed and an account has been established, subsequent purchases of different funds of the Company under the same umbrella account do not require the completion of additional Account Applications. A separate Account Application must be processed for each different umbrella account number (even if the registration is the same). Call the number on your confirmation statement to obtain information about what is required to change registration.



  The Company or Stephens may make the Prospectus available in an electronic format. Upon receipt of a request from you or your representative, the Company or Stephens will transmit or cause to be transmitted promptly, without charge, a paper copy of the electronic Prospectus.


                                       19                             PROSPECTUS

SHARE PRICE


  The price of a share of each Fund is its net asset value ("NAV"). The NAV of each share of the California Tax-Free Money Market Mutual Fund and the National Tax-Free Money Market Mutual Fund is computed by adding the value of the respective Fund's portfolio investments plus cash and other assets, deducting liabilities and then dividing the result by the number of outstanding shares of such Fund. The National Tax-Free Money Market Mutual Fund's investments in the Master Portfolio are valued at the NAV of the Master Portfolio's shares. The Master Portfolio calculates the NAV of its shares on the same day and at the same time as the National Tax-Free Money Market Mutual Fund. The NAV of a share of each Class of the Money Market Mutual Fund is the value of total net assets attributable to each Class divided by the number of outstanding shares of that Class. The value of the net assets per Class is determined daily by adjusting the net assets per Class at the beginning of the day by the value of each Class's shareholder activity, net investment income and net realized and unrealized gains or losses for that day. Net investment income is calculated each day for each Class by attributing to each Class a pro rata share of daily income and common expenses, and by assigning class-specific expenses to each Class as appropriate. As noted above, the Funds and the Master Portfolio seek to maintain a constant $1.00 per share NAV, although there is no assurance that they will be able to do so.



PURCHASE OF SHARES



  Shares of a Fund may be purchased on any day such Fund is open (a "Business Day"). Currently, the Money Market Mutual Fund and California Tax-Free Money Market Mutual Fund observe the following holidays: New Year's Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each, with respect to such Funds, a "Holiday"), the National Tax-Free Money Market Mutual Fund observes the aforementioned Holidays and also observes Martin Luther King, Jr. Day, Columbus Day and Veterans Day (with respect to such Fund, these days are also "Holidays"). The NAV of each Fund's shares is calculated as of 9:00 a.m. (Pacific time) on each Business Day. The NAV of shares acquired through other means may be calculated at other times. All transaction orders are processed at the NAV next determined after the order is received.



  The Funds' and the Master Portfolio's NAV are each calculated on the basis of the amortized cost method. This valuation method is based on the receipt of a steady rate of payment from the date of purchase until maturity rather than actual changes in market value. The Company's Board of Directors and the Master Trust's Board of Trustees believe that this valuation method accurately reflects fair value.


HOW TO BUY SHARES

  You may buy shares of the Funds on any Business Day by any of the methods described below. After a properly completed Account Application is received and your wire order

PROSPECTUS                             20
or check is received, or an account with a bank which is designated in the Account Application and which is approved by the Transfer Agent (an "Approved Account") is debited, your purchase order is effective and full and fractional shares are purchased at the next determined NAV, which is expected to remain a constant $1.00 per share. If shares are purchased by a check that does not clear, the Company reserves the right to cancel the purchase and hold the investor responsible for any losses or fees incurred. In addition, the Funds may hold payment on any redemption until reasonably satisfied that investments made by check have been collected (which may take up to 15 days). The Company reserves the right to reject any purchase order or suspend sales at any time.


  Generally, the minimum initial investment amount is $2,500. However, the minimum initial investment amount is $100 for investments made through the AutoSaver Plan purchase method (described below) and $250 for investments in Class A Shares of the Money Market Mutual Fund made through any tax-sheltered retirement account for which Wells Fargo Bank serves as custodian or trustee under a prototype trust approved by the IRS (a "Plan Account"). Where shares of the California Tax-Free Money Market Mutual Fund, Class A Shares of the Money Market Mutual Fund or shares of the National Tax-Free Money Market Mutual Fund are purchased in exchange for shares of another fund in the Stagecoach Family of Funds, the minimum initial investment amount applicable to the shares being exchanged carries over. This means, for example, that you can invest $1,000 in shares of the California Tax-Free Money Market Mutual Fund, Class A Shares of the Money Market Mutual Fund or shares of the National Tax-Free Money Market Mutual Fund even though each such Fund ordinarily requires a $2,500 minimum balance, in an exchange from a fund that has a $1,000 minimum balance. In addition, the minimum initial or subsequent purchase amount requirements may be waived or lowered for investments effected on a group basis by certain entities and their employees, such as pursuant to a payroll deduction or other accumulation plan. In addition, the minimum initial purchase amount does not apply to investors who purchase shares of the Funds as customers of a financial institution which has established a cash sweep arrangement with respect to one of the Funds. All subsequent investments must be at least $100. If you have questions regarding purchases of shares, please contact the Company at 800-222-8222 or contact a Shareholder Servicing Agent or Selling Agent (defined below).

  Shares of the National Tax-Free Money Market Mutual Fund and the California Tax-Free Money Market Mutual Fund may not be suitable investments for tax-exempt institutions or tax-sheltered retirement plans, since such investors would not benefit from the exempt status of the Funds' dividends. See "Federal Income Taxes - Special Tax Considerations" in the SAI for each Fund. In addition, California Tax-Free Money Market Mutual Fund shares are not available in all states.

                                       21                             PROSPECTUS

INITIAL PURCHASES BY WIRE

1.  Complete an Account Application.

2. Instruct the wiring bank to transmit the specified amount in federal funds ($2,500 or more) to:

   Wells Fargo Bank, N.A.
   San Francisco, California
   Bank Routing Number: 121000248
   Wire Purchase Account Number: 4068-000587
   Attention: Stagecoach Funds (Name of Fund) (designate Class A, if applicable) Account Name(s): Name(s) in which to be registered
   Account Number: (if investing into an existing account)

3. A completed Account Application should be mailed, or sent by telefacsimile with the original subsequently mailed, to the following address immediately after the funds are wired and must be received and accepted by the Transfer Agent before an account can be opened:

   Wells Fargo Bank, N.A.
   Stagecoach Shareholder Services
   P.O. Box 7066
   San Francisco, California 94120-7066
   Telefacsimile: 1-415-543-9538

4. Share purchases are effected at the NAV next determined after the Account Application is received and accepted.

INITIAL PURCHASES BY MAIL

1. Complete an Account Application. Indicate the services to be used.

2. Mail the Account Application and a check for $2,500 or more, payable to "Stagecoach Funds (Name of Fund) (designate Class A, if applicable)," to the address set forth in "Initial Purchases by Wire."

3. Share purchases are effected at the NAV next determined after the Account Application is received and accepted.

AUTOSAVER PLAN PURCHASES


  The AutoSaver Plan provides you with a convenient way to establish and automatically add to your Fund account on a monthly basis. To participate in the AutoSaver Plan, you must specify an amount ($100 or more) to be withdrawn automatically by the Transfer Agent on a monthly basis from a designated Approved Bank account. Wells Fargo Bank is an Approved Bank. The Transfer Agent withdraws and uses this amount to purchase specified shares of the designated Fund on your behalf on or about the day that you have


PROSPECTUS                             22
selected, or, if you have not selected a day, on or about the 20th day of each month. The Transfer Agent requires a minimum of ten (10) Business Days to implement your AutoSaver Plan purchases. There are no separate fees charged to you by the Funds for participating in the AutoSaver Plan.



  You may change your investment amount, the date on which your AutoSaver purchase is effected, suspend purchases or terminate your election at any time by notifying the Transfer Agent at least five Business Days prior to any scheduled transaction.


TAX-DEFERRED RETIREMENT PLANS

  You may be entitled to invest in the Money Market Mutual Fund through a Plan Account or other tax-deferred retirement plan. Contact a Shareholder Servicing Agent (such as Wells Fargo Bank) or a Selling Agent for materials describing Plan Accounts available through it, and the benefits, provisions, and fees of such Plan Accounts. The minimum initial investment amount for Class A Shares of the Money Market Mutual Fund acquired through a Plan Account is $250.

  Pursuant to the Code, individuals who are not active participants (and who do not have a spouse who is an active participant) in certain types of retirement plans ("qualified retirement plans") may deduct contributions to an Individual Retirement Account ("IRA"), up to specified limits. Investment earnings in the IRA will be tax-deferred until withdrawn, at which time the individual may be in a lower tax bracket.

  The maximum annual deductible contribution to an IRA for individuals under age 70 1/2 is 100% of includible compensation up to a maximum of (i) $2,000 for single individuals; (ii) $4,000 for a married couple when both spouses earn income; and (iii) $2,250 when one spouse earns, or elects for IRA purposes to be treated as earning, no income (together the "IRA contribution limits").

  The IRA deduction is also available for single individual taxpayers and married couples who are active participants in qualified retirement plans but who have adjusted gross incomes which do not exceed certain specified limits. If their adjusted gross income exceeds these limits, the amount of the deductible contribution may be phased down and eventually eliminated.

  Any individual who works may make nondeductible contributions to an IRA in addition to any deductible contributions. Total aggregate deductible and nondeductible contributions are limited to the IRA contribution limits discussed above. Nondeductible contributions in excess of the applicable IRA contribution limit are "nondeductible excess contributions." In addition, contributions made to an IRA for the year in which an individual attains the age of 70 1/2, or any year thereafter, are also nondeductible excess contributions. Nondeductible excess contributions are subject to a 6% excise tax penalty which is charged each year that the nondeductible excess contribution remains in the IRA.

                                       23                             PROSPECTUS

  An employer also may contribute to an individual's IRA by establishing a Simplified Employee Pension Plan through a Shareholder Servicing Agent or a Selling Agent, known as a SEP-IRA. Participating employers may make an annual contribution in an amount up to the lesser of 15% of earned income or $30,000, subject to certain provisions of the Code. Investment earnings will be tax-deferred until withdrawn.


  The foregoing discussion regarding IRAs is based on the Code and regulations in effect as of the date of this Prospectus and summarizes only some of the important federal tax considerations generally affecting IRA contributions made by individuals or their employers. It is not intended as a substitute for careful tax planning. You should consult your tax advisor with respect to your specific federal tax situation as well as with respect to state and local taxes. Further federal tax information is contained under the heading "Taxes" in this Prospectus and in the SAI for each Fund.


  A Shareholder Servicing Agent or Selling Agent also may offer other types of tax-deferred or tax-advantaged plans, including a Keogh retirement plan for self-employed professional persons, sole proprietors and partnerships.

  Application materials for opening a tax-deferred retirement plan can be obtained from a Shareholder Servicing Agent or a Selling Agent. Return your completed tax-deferred retirement plan application to your Shareholder Servicing Agent or a Selling Agent for approval and processing. If your tax-deferred retirement plan application is incomplete or improperly filled out, there may be a delay before a Fund account is opened. You should ask your Shareholder Servicing Agent or Selling Agent about the investment options available to your tax-deferred retirement plan, since some of the funds in the Stagecoach Family of Funds may be unavailable as options. Moreover, certain features described herein, such as the AutoSaver Plan and the Systematic Withdrawal Plan, may not be available to individuals or entities who invest through a tax-deferred retirement plan.

ADDITIONAL PURCHASES

  You may make additional purchases of $100 or more by instructing the Funds' Transfer Agent to debit a designated Approved Bank account, by wire by instructing the wiring bank to transmit the specified amount as directed above for initial purchases, or by mail with a check payable to "Stagecoach Funds (name of Fund) (designate Class A, if applicable)" to the address set forth in "Initial Purchases by Wire." Write your Fund account number on the check and include the detachable stub from your Statement of Account or a letter providing your Fund account number.

PURCHASES THROUGH SELLING AGENTS


  You may place a purchase order for shares of the Funds through a broker/dealer or financial institution that has entered into a Selling Agreement with Stephens, as the Funds' Distributor ("Selling Agent"), by 9:00 a.m. (Pacific time) on any Business Day,


PROSPECTUS                             24
including orders for which payment is to be made from your free cash credit balance in a securities account maintained with a Selling Agent. These purchase orders generally are executed on the same day the order is placed if notice is provided to the Transfer Agent by 9:00 a.m. and federal funds are received by the Transfer Agent before the close of business. If your purchase order is received by a Selling Agent after 9:00 a.m. on any Business Day or federal funds are not received by the Transfer Agent before the close of business, then your purchase order generally is executed on the next Business Day following the day your order is placed. The Selling Agent is responsible for the prompt transmission of your purchase order to the Funds. A Selling Agent that is a financial institution may be required to register as a dealer pursuant to applicable state securities laws, which may differ from federal law and any interpretations expressed herein.


PURCHASES THROUGH SHAREHOLDER SERVICING AGENTS

  Purchase orders for shares of the Funds may be transmitted to the Transfer Agent through any entity that has entered into a Shareholder Servicing Agreement with the Funds ("Shareholder Servicing Agent"), such as Wells Fargo Bank. See "Management and Servicing Fees - Shareholder Servicing Agent."


  The Shareholder Servicing Agent may transmit a purchase order to the Transfer Agent, on your behalf, including a purchase order for which payment is to be transferred from an account with an Approved Bank or wired from a financial institution. If your order is transmitted by the Shareholder Servicing Agent to the Transfer Agent before 9:00 a.m. (Pacific time) and federal funds are received by the Transfer Agent before the close of business, the purchase order generally is executed on the same day. If your Shareholder Servicing Agent transmits your purchase order to the Transfer Agent after 9:00 a.m. or federal funds are not received by the Transfer Agent before the close of business, then your order is executed on the next Business Day, except that automated investment program purchase orders transmitted through Shareholder Servicing Agents are executed at 1:00 p.m. on each Business Day. The Shareholder Servicing Agent is responsible for the prompt transmission of your purchase order to the Transfer Agent. Financial Institutions acting as Shareholder Servicing Agents may be required to register as dealers pursuant to applicable state securities laws, which may differ from federal law and any interpretations expressed herein.


STATEMENTS AND REPORTS


  The Funds, or a Shareholder Servicing Agent on their behalf, will typically send you a monthly statement of your account after every month in which there has been a transaction that affects your share balance or your Fund account registration. The Funds do not issue share certificates. A statement with tax information will be mailed to you by January 31 of each year, and also will be filed with the IRS. At least twice a year, the Company's financial statements will be mailed to investors.


                                       25                             PROSPECTUS

                                   DIVIDENDS


  The Funds intend to declare dividends on a daily basis payable to shareholders of record as of 9:00 a.m. (Pacific time). If your purchase order is received before 9:00 a.m. on any Business Day, you begin earning dividends on that Business Day and continue to earn dividends through the day prior to the date you redeem such shares. If your purchase order is processed at or after 9:00 a.m. on any Business Day, you begin earning dividends on the next Business Day and continue to earn dividends through the day on which you redeem your shares. Dividends for a Saturday, Sunday or Holiday are declared payable to shareholders of record as of the preceding Business Day. If you redeem shares before a dividend payment date, any dividends credited to you are paid on the following dividend payment date unless you have redeemed all of the shares in your account, in which case you will receive any accrued dividends together with your redemption proceeds. The Funds declare and distribute any capital gains at least annually.



  Dividends declared in, and attributable to, a month generally are paid on the last Business Day of such month. You have three options for receiving dividends and any capital gain distributions. They are discussed under "Additional Shareholder Services - Dividend and Distribution Options."


                              HOW TO REDEEM SHARES


  You may redeem all or a portion of your shares in a Fund on any Business Day without any charge by the Funds. Your shares are redeemed at the next NAV calculated after the Funds have received your redemption request in proper form. Redemption proceeds may be more or less than the amount invested and, therefore, a redemption of shares in a Fund may result in a gain or loss for federal and state income tax purposes. The Funds ordinarily remit your redemption proceeds within seven days after your redemption order is received in proper form, unless the SEC permits a longer period under extraordinary circumstances. Such extraordinary circumstances could include a period during which an emergency exists as a result of which (a) disposal by the Funds and/or Master Portfolio of securities owned by them is not reasonably practicable or (b) it is not reasonably practicable for the Funds and/or Master Portfolio fairly to determine the value of their net assets, or (c) a period during which the SEC by order permits deferral of redemptions for the protection of security holders of the Funds and/or Master Portfolio. In addition, the Funds may hold payment on your redemption until reasonably satisfied that your investments made by check have been collected (which can take up to 15 days from the purchase date). To ensure acceptance of your redemption request, please follow the procedures described below. Payment of redemption proceeds may be made in securities, subject to regulation by some state securities commissions.


PROSPECTUS                             26

  Due to the high cost of maintaining Fund accounts with small balances, the Funds reserve the right to close your account and send you the proceeds if the balance falls below the applicable minimum balance because of a redemption (including a redemption of Fund shares after you have made only the applicable minimum initial investment). You will be given 30 days' notice to make an additional investment to increase your account balance to an amount equal to or greater than the applicable minimum balance. For a discussion of applicable minimum balance requirements, see "Investing in the Funds - How to Buy Shares."


  Redemption orders that are received by the Transfer Agent before 9:00 a.m. (Pacific Time) on any Business Day generally are executed on that Business Day. Redemption orders that are received after 9:00 a.m. on any Business Day generally are executed on the next Business Day.


REDEMPTIONS BY TELEPHONE


  Telephone redemption or exchange privileges are made available to you automatically upon opening an account, unless you specifically decline such privileges. Telephone redemption privileges authorize the Transfer Agent to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Transfer Agent to be genuine. The Company requires the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Company and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Company nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.



REDEMPTIONS BY LETTER



1. Write a letter of instruction. Indicate the dollar amount or number of Fund shares you want to redeem. Refer to your Fund account number and give your social security number or TIN (where applicable).


2. Sign the letter in exactly the same way the account is registered. If there is more than one owner of the shares, all must sign.

3. Signature guarantees are not required for redemption requests unless redemption proceeds of $5,000 or more are to be paid to someone other than you at your address of record or your designated Approved Bank account, or other unusual circumstances exist which cause the Transfer Agent to determine that a signature guarantee is necessary or prudent to protect against unauthorized redemption requests. If required, a signature must be guaranteed by an "eligible guarantor institution," which includes a commercial bank that is an FDIC member, a trust company, a member firm of a domestic stock exchange, a savings association, or a credit union that is authorized by its charter to provide a signature guarantee. Signature guarantees by

                                       27                             PROSPECTUS
   notaries public are not acceptable. Further documentation may be requested from corporations, administrators, executors, personal representatives, trustees or custodians.

4. Mail your letter to the Transfer Agent at the mailing address set forth under "Investing in the Funds - Initial Purchases by Wire."

  Unless other instructions are given in proper form, a check for your redemption proceeds will be sent to your address of record.


EXPEDITED REDEMPTIONS BY LETTER OR TELEPHONE



  You may request an expedited redemption of Fund shares by letter, in which case your receipt of redemption proceeds (but not the Fund's receipt of your redemption request) would be expedited. Telephone redemption or exchange privileges are made available to you automatically upon the opening of an account unless you specifically decline such privileges. You also may request an expedited redemption of Fund shares by telephone on any Business Day, in which case both your receipt of redemption proceeds and the Fund's receipt of your redemption request would be expedited. You may request expedited redemption by telephone only if the total value of the shares redeemed is equal to $100 or more.


  You may request expedited redemption by telephone by calling the Transfer Agent at the telephone number listed on your transaction confirmation or by calling 800-222-8222.

  You may mail your expedited redemption request to the Transfer Agent at the mailing address set forth under "Investing in the Funds - Initial Purchases by Wire."


  Upon request, proceeds of expedited redemptions of $5,000 or more will be wired or credited to an Approved Bank account designated in your Account Application or wired to the Selling Agent designated in your Account Application. The Company reserves the right to impose a charge for wiring redemption proceeds. When proceeds of your expedited redemption are to be paid to someone else, to an address other than that of record, or to an account with an Approved Bank or Selling Agent that you have not predesignated in your Account Application, your expedited redemption request must be made by letter and the signature(s) on the letter may be required to be guaranteed, regardless of the amount of the redemption. If your expedited redemption request is received by the Transfer Agent before 9:00 a.m. (Pacific time) on a Business Day, your redemption proceeds will be transmitted to your designated account with an Approved Bank or Selling Agent on the same Business Day (assuming your investment check has cleared as described above), absent extraordinary circumstances. Such extraordinary circumstances could include those described above as potentially delaying redemptions, and also could include situations involving an unusually heavy volume of wire transfer orders on a national or regional basis or communication or transmittal delays that could cause a brief delay in the wiring or crediting of funds. A check for proceeds of less than


PROSPECTUS                             28

$5,000 will be mailed to your address of record, or, at your election, credited to an Approved Bank account designated in your Account Application.

  During periods of drastic economic or market activity or changes, you may experience problems implementing an expedited redemption by telephone. In the event you are unable to reach the Transfer Agent by telephone, you should consider using overnight mail to implement an expedited redemption. The Funds reserve the right to modify or terminate the expedited telephone redemption privilege at any time.

SYSTEMATIC WITHDRAWAL PLAN

  The Company's Systematic Withdrawal Plan provides you with a convenient way to have Fund shares redeemed from your account and the proceeds distributed to you on a monthly basis. You may participate in this plan only if you have a Fund account valued at $10,000 or more as of the date of your election to participate, your dividend and capital gain distributions are being reinvested automatically and you are not a participant in the AutoSaver Plan at any time while participating in the Systematic Withdrawal Plan. You specify an amount ($100 or more) to be distributed by check to your address of record or deposited in your Approved Bank account designated in the Account Application. The Transfer Agent redeems sufficient shares and mails or deposits your redemption proceeds as instructed on or about the fifth Business Day prior to the end of each month. There are no separate fees charged to you by the Funds for participating in the Systematic Withdrawal Plan.

  You may change your withdrawal amount, suspend withdrawals or terminate your participation in the Systematic Withdrawal Plan at any time by notifying the Transfer Agent at least ten Business Days prior to any scheduled transaction. Your participation in the Systematic Withdrawal Plan will be terminated automatically if your Fund account is closed or, in some cases, if your Approved Bank account is closed.

REDEMPTIONS THROUGH SELLING AGENTS


  You may request a redemption of Fund shares through your Selling Agent. Redemption orders transmitted by a Selling Agent to the Transfer Agent before 9:00 a.m. (Pacific time) on any Business Day generally are executed on that day. Redemption orders transmitted by a Selling Agent to the Transfer Agent after 9:00 a.m. on any Business Day generally are executed on the next Business Day. The Selling Agent is responsible for the prompt transmission of your redemption order to the Funds.



  Unless you have made other arrangements with a Selling Agent and the Transfer Agent has been informed of such arrangements, proceeds of a redemption order made by you through a Selling Agent are credited to an account with an Approved Bank that you have designated in the Account Application. If no such account is designated, a check for the proceeds is mailed to your address of record or, if such address is no longer valid, the proceeds are credited to your account with the Selling Agent. You may request a


                                       29                             PROSPECTUS
check from the Selling Agent or you may elect to retain the redemption proceeds in such account. The Selling Agent may charge you a service fee. In addition, the Selling Agent may benefit from the use of your redemption proceeds until the check it issues to you has cleared or until such proceeds have been disbursed or reinvested on your behalf.


REDEMPTIONS THROUGH SHAREHOLDER SERVICING AGENTS


  You may request a redemption of shares of a Fund through your Shareholder Servicing Agent. Any redemption request made by telephone through your Shareholder Servicing Agent must redeem shares with a total value equal to $100 or more. Redemption orders transmitted by a Shareholder Servicing Agent to the Transfer Agent before 9:00 a.m. (Pacific time) generally are executed on that day. Redemption orders transmitted by a Shareholder Servicing Agent to the Transfer Agent after 9:00 a.m. generally are executed on the next Business Day, except that automated investment program redemption orders transmitted through Shareholder Servicing Agents are executed at 1:00 p.m. on each Business Day. The Shareholder Servicing Agent is responsible for the prompt transmission of your redemption order to the Funds.



  Unless you have made other arrangements with your Shareholder Servicing Agent, and the Transfer Agent has been informed of such arrangements, proceeds of a redemption order made by you through your Shareholder Servicing Agent are credited to an account with the Approved Bank that you have designated in the Account Application. If no such account is designated, a check for the proceeds is mailed to your address of record or, if such address is no longer valid, the proceeds are credited to your account with your Shareholder Servicing Agent or to another account designated in your agreement with your Shareholder Servicing Agent.


                        ADDITIONAL SHAREHOLDER SERVICES


  The Company offers you a number of optional services. As noted above, you can take advantage of the AutoSaver Plan, the Systematic Withdrawal Plan, and Expedited Redemptions by Letter and Telephone. In addition, the Funds offer you three dividend and distribution payment options and an exchange privilege, which are described below.


DIVIDEND AND DISTRIBUTION OPTIONS

  When you fill out your Account Application, you can choose from three dividend and distribution options:


  A. The AUTOMATIC REINVESTMENT OPTION provides for the reinvestment of your dividends and capital gain distributions in additional shares of the same Class of the Fund that paid such dividends or capital gain distributions. Dividends and distributions declared in a month generally are reinvested at NAV on the last


PROSPECTUS                             30

     Business Day of such month. You are assigned this option automatically if you make no choice on your Account Application.


  B. The AUTOMATIC CLEARING HOUSE OPTION permits you to have dividends and capital gain distributions deposited in your Approved Bank account designated in the Account Application. In the event your Approved Bank account is closed, your distribution is held in a non-interest-bearing omnibus bank account established by the Funds' dividend disbursing agent on your behalf.



  C. The CHECK PAYMENT OPTION lets you receive a check for all dividends and capital gain distributions, which generally is mailed either to your designated address or your designated Approved Bank shortly following declaration. If the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, your distributions are held in a non-interest-bearing omnibus bank account established by the Funds' dividend disbursing agent on your behalf.



  The Company forwards moneys to the dividend disbursing agent so that it may issue you dividend checks under the Check Payment Option. The dividend disbursing agent may benefit from the temporary use of such moneys until these checks clear.


EXCHANGE PRIVILEGE

  Wells Fargo Bank advises a variety of other funds, each with its own investment objective and policies. The exchange privilege is a convenient way for you to buy shares in the other funds of the Stagecoach Family of Funds that are registered in your state of residence in order to respond to changes in your investment and savings goals or in market conditions. Before you make an exchange from a Fund into another fund of the Stagecoach Family of Funds, please observe the following:

  - Obtain and carefully read the prospectus of the fund into which you want to exchange. Prospectuses may be obtained by calling 800-222-8222.

  - Shares are exchanged at the next determined NAV.

  - You may exchange shares of the California Tax-Free Money Market Mutual Fund and Class A Shares of the Money Market Mutual Fund for shares of one of the Company's single-class funds, for Class A or Class B Shares of one of the Company's multi-class funds or for Retail Shares of another fund. You may also exchange shares of the California Tax-Free Money Market Mutual Fund for Class A Shares of the Money Market Mutual Fund and vice versa.

  - If you exchange into a fund with a front-end sales charge, you must pay the difference between that fund's sales charge and any sales charge you already have paid in connection with the shares you are exchanging.

                                       31                             PROSPECTUS

  - Each exchange, in effect, represents the redemption of shares of one fund and the purchase of shares of another, which may produce a gain or loss for tax purposes. A confirmation of each exchange transaction is sent to you.

  - The dollar amount of shares you exchange must meet the minimum initial and/or subsequent investment amounts of the other fund.


  - The Company reserves the right to limit the number of times shares may be exchanged between funds, to reject any telephone exchange order, to charge a nominal exchange fee (although it currently does not do so) or otherwise to modify or discontinue exchange privileges at any time. Under SEC rules, subject to limited exceptions, the Company must notify you 60 days before it modifies or discontinues the exchange privilege.



  The procedures applicable to Fund share redemptions generally apply to Fund share exchanges. In particular, transaction orders that are received before 1:00 p.m. (Pacific time) on each Business Day by Shareholder Servicing Agents in connection with automated investment programs are processed on that Business Day (provided it is a Business Day for each fund involved in the transaction). Also, where an exchange order is from a Stagecoach money market mutual fund to a Stagecoach non-money market mutual fund (a "long-term fund") and the instructions are received before 1:00 p.m. (Pacific time) by a Shareholder Servicing Agent by telephone or in person (excluding automated telephone instructions or Wells Fargo Express ATM instructions), the purchase order for the long-term fund will be processed as of 1:00 p.m. (Pacific time) at the share price determined as of that Business Day's close of market. A sufficient number of money market mutual fund shares will be sold the following Business Day as of 9:00 a.m. (Pacific time) in order to settle the long-term fund purchase. In all other instances, exchange orders received after 9:00 a.m. (Pacific time) will be processed on the next day that is a Business Day for each fund involved in the exchange. In addition, a signature guarantee may be required for exchanges between shareholder accounts registered in identical names if the amount being exchanged is more than $25,000.


  To exchange shares, write the Transfer Agent at the mailing address under "Investing in the Funds - Initial Purchases by Wire" or call the Transfer Agent at the telephone number listed on your transaction confirmation, or contact your Shareholder Servicing Agent or Selling Agent. The procedures applicable to telephone redemptions, including the discussion regarding the responsibility for the authenticity of telephone instructions, are also applicable to telephone exchange requests. See "How to Redeem Shares - Expedited Redemptions by Letter and Telephone."

PROSPECTUS                             32

                         MANAGEMENT AND SERVICING FEES

INVESTMENT ADVISER


  Subject to the overall supervision of the Company's Board of Directors and the Board of Trustees of the Master Trust, Wells Fargo Bank, as the Funds' and the Master Portfolio's investment adviser, provides investment guidance and policy direction in connection with the management of the Funds' assets. Wells Fargo Bank also furnishes the Board of Directors with periodic reports on the Funds' investment strategies and performance. For these services, Wells Fargo Bank is entitled to a monthly investment advisory fee at the annual rate of 0.40% of the average daily net assets of the Money Market Mutual Fund, 0.50% of the average daily net assets of the California Tax-Free Money Market Mutual Fund and 0.30% of the average daily net assets of the Master Portfolio, of which the National Tax-Free Money Market Mutual Fund bears a pro rata portion. From time to time, Wells Fargo Bank may waive such fees in whole or in part. Any such waiver will reduce expenses of the Funds and the Master Portfolio and, accordingly, have a favorable impact on the Funds' yields. From time to time, each of the Funds, consistent with its investment objective, policies and restrictions, may invest in securities of companies with which Wells Fargo Bank has a lending relationship. For the year ended December 31, 1994, Wells Fargo Bank was paid 0.40% of the average daily net assets of the Money Market Mutual Fund and 0.49% of the average daily net assets of the California Tax-Free Money Market Mutual Fund for its services as investment adviser. As of December 31, 1994, the National Tax-Free Money Market Mutual Fund had not commenced operations.


CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT


  Wells Fargo Bank also serves as the Funds' and the Master Portfolio's custodian and transfer and dividend disbursing agent. Wells Fargo Bank performs the custodial services at its address above. Under its respective Custody Agreement with Wells Fargo Bank, each Fund and the Master Portfolio may, at times, borrow money from Wells Fargo Bank as needed to satisfy temporary liquidity needs. Wells Fargo Bank charges interest on such overdrafts at a rate determined pursuant to each Fund's and/or Master Portfolio's Custody Agreement. The transfer and dividend disbursing agency activities are performed at 525 Market Street, San Francisco, California 94105.


SHAREHOLDER SERVICING AGENT


  The Funds have entered into Shareholder Servicing Agreements with Wells Fargo Bank, and may enter into similar agreements with other entities. Under such agreements, Shareholder Servicing Agents (including Wells Fargo Bank) has agreed to, as agent for their customers, among other things: answer customer inquiries regarding account status and history and the manner in which purchases, exchanges and redemptions of


                                       33                             PROSPECTUS

Fund shares may be effected; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase, redemption and exchange transactions; arrange for the wiring of money; transfer money in connection with customer orders to purchase or redeem shares; verify shareholder signatures in connection with redemption and exchange orders and transfers and changes in accounts with Approved Banks; furnish (either separately or on an integrated basis with other reports sent to a shareholder by the Shareholder Servicing Agent) monthly and year-end statements and confirmations of purchases, redemptions and exchanges; furnish, on behalf of each of the Funds, proxy statements, annual reports, updated prospectuses and other communications to shareholders; receive, tabulate and send to the Fund proxies executed by shareholders; and provide such other related services as the Funds or a shareholder may reasonably request. For these services, a Shareholder Servicing Agent is entitled to receive a fee, which may be paid periodically, determined by a formula based upon the number of accounts serviced by the Shareholder Servicing Agent during the period for which payment is being made, the level of activity in such accounts during such period, and the expenses incurred by the Shareholder Servicing Agent. In no event will such fees, as calculated on an annualized basis for each Fund's then-current fiscal year, exceed the lesser of (1) 0.30% of the average daily net assets of the California Tax-Free Money Market Mutual Fund, 0.30% of the average daily net assets attributable to the Class A shares of the Money Market Mutual Fund or 0.25% of the average daily net assets of the National Tax-Free Money Market Mutual Fund, as represented by shares owned during the period for which payment is being made by investors with whom the Shareholder Servicing Agent maintains a servicing relationship, or (2) an amount which equals the maximum amount payable to the Shareholder Servicing Agent under applicable laws, regulations or rules, including the Rules of Fair Practice of the NASD ("NASD Rules"). In no event will the portion of such fees that constitutes a "service fee," as that term is used by the NASD, exceed 0.25% of the average net asset value of a Fund or Class of a Fund, as the case may be.



  A Shareholder Servicing Agent may impose certain conditions on its customers, subject to the terms of this Prospectus, in addition to or different from those imposed by the Funds, such as requiring a minimum initial investment or payment of a separate fee for additional services. Each Shareholder Servicing Agent agrees to disclose any fees it may directly charge its customers who are shareholders of a Fund and to notify them in writing at least 30 days before it imposes any transaction fees.


SPONSOR, ADMINISTRATOR AND DISTRIBUTOR


  Subject to the overall supervision of the governing Board of Directors/Trustees, Stephens provides each Fund and the Master Portfolio with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund and the Master Portfolio, compilation of information for


PROSPECTUS                             34
reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports and general supervision of data compilation in connection with preparing periodic reports. Stephens also furnishes office space and certain facilities to conduct each Fund's and the Master Portfolio's business, and compensates the Directors/Trustees, officers and employees who are affiliated with Stephens. For these services, Stephens is entitled to a monthly fee at the annual rate of 0.03% of the Money Market Mutual Fund's and California Tax-Free Money Market Mutual Fund's average daily net assets and 0.05% of the National Tax-Free Money Market Mutual Fund's average daily net assets. From time to time, Stephens may waive its fees charged to a Fund in whole or in part. Any such waivers will reduce a Fund's expenses and, accordingly, have a favorable impact on such Fund's yield.



  The Company has adopted Distribution Plans on behalf of the Class A Shares of the Money Market Mutual Fund and shares of the Tax-Free Funds under the SEC's Rule 12b-1 ("Plans"). The Money Market Mutual Fund, pursuant to the Plan adopted on behalf of the Class A Shares, may defray all or part of the actual cost of preparing and printing prospectuses and other promotional materials and of delivering prospectuses and those materials to prospective Class A shareholders by paying on an annual basis up to 0.05% of the average daily net assets attributable to the Class A Shares. Pursuant to the Plan for the California Tax-Free Money Market Mutual Fund, the Fund may defray all or a part of the cost of preparing and printing prospectuses and of delivering prospectuses and those materials to prospective shareholders of the Fund by paying on an annual basis up to 0.05% of the Fund's average daily net assets. Pursuant to the Plan for the National Tax-Free Money Market Mutual Fund, Stephens is entitled to receive as compensation for distribution-related services, a monthly fee at an annual rate of up to 0.05% of the average daily net assets of the Fund.



  Stephens has entered into Distribution Agreements with the Funds and acts as agent for the Funds for the sale of their shares and may enter into selling agreements with other agents ("Selling Agents") that wish to make available shares of the Funds to their respective customers. The Funds may participate in joint distribution activities with any of the Company's other funds, in which event, expenses reimbursed out of the assets of a Fund may be attributable, in part, to the distribution-related activities of another of the Company's funds. Generally, the expenses attributable to joint distribution activities will be allocated among each Fund and the other funds of the Company in proportion to their relative net asset sizes, although the Company's Board of Directors may allocate such expenses in any other manner that it deems fair and equitable. In addition, Stephens has established a non-cash compensation program, pursuant to which broker/dealers or financial institutions that sell shares of the Funds may earn additional compensation in the form of trips to sales seminars or vacation destinations, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise.


                                       35                             PROSPECTUS

  In addition, the Plans contemplate that, to the extent any fees payable pursuant to a Shareholder Servicing Agreement (discussed above) are deemed to be for distribution-related services, such payments are approved and payable pursuant to the Plans.

  Financial institutions acting as Shareholder Servicing Agents or Selling Agents, or in certain other capacities, may be required to register as dealers pursuant to applicable state securities laws which may differ from federal law and any interpretations expressed herein.

FUND EXPENSES


  From time to time, Wells Fargo Bank and Stephens may waive their respective fees in whole or in part and reimburse expenses payable to others. Any such waivers or reimbursements will reduce a Fund's expenses and, accordingly, have a favorable impact on such Fund's yield. Except for the expenses borne by Wells Fargo Bank and Stephens, the Company bears all costs of its operations, including advisory, shareholder servicing, transfer agency, custody and administration fees, payments pursuant to any Plans, interest, fees and expenses of independent auditors and legal counsel, and any extraordinary expenses. Expenses attributable to each Fund or Class are charged against the assets of the Fund or Class. General expenses of each Company are allocated among all of the funds of such Company, including the Funds, in a manner proportionate to the net assets of each fund, on a transactional basis, or on such other basis as the Company's Board of Directors deems equitable.


                                     TAXES

  By complying with the applicable provisions of the Code, the Money Market Mutual Fund will not be subject to federal income taxes with respect to net investment income and net realized capital gains distributed to its shareholders. Dividends from net investment income (including net short-term capital gains, if any) declared and paid by the Money Market Mutual Fund will be taxable as ordinary income to Fund shareholders. Whether you take dividend payments in cash or have them automatically reinvested in additional shares in the Money Market Mutual Fund, they will be taxable as ordinary income. Generally, dividends and distributions are taxable to shareholders at the time they are paid. However, dividends and distributions declared payable in October, November and December and made payable to shareholders of record in such a month are treated as paid and are thereby taxable as of December 31, provided that such dividends or distributions are actually paid no later than January 31 of the following year. The Money Market Mutual Fund intends to pay out substantially all of its net investment income and net realized capital gains (if any) for each year. The Money Market Mutual Fund does not expect its dividends to qualify for the dividends-received deduction allowed to corporate shareholders.

PROSPECTUS                             36

  By complying with the applicable provisions of the Code, the California Tax-Free Money Market Mutual Fund will not be subject to federal income taxes with respect to net investment income and net realized capital gains distributed to its shareholders, and the Fund's shareholders will not be subject to federal income taxes on any Fund dividends attributable to interest from tax-exempt securities. However, dividends attributable to interest from taxable securities and capital gains (if any) will be taxable to shareholders. In addition, by complying with the applicable provisions of the California Revenue and Taxation Code, Fund dividends also will be exempt from California personal income tax to the extent such dividends are attributable to instruments that pay interest which would be exempt from California personal income taxes were such instruments held directly by an individual.


  The Company intends to qualify the National Tax-Free Money Market Mutual Fund as a regulated investment company under Subchapter M of the Code. The Fund will be treated as a separate entity for tax purposes and thus the provisions of the Code applicable to regulated investment companies generally will be applied to the Fund, rather than to the Company as a whole. In addition, net capital gains, net investment income, and operating expenses will be determined separately for the Fund.


  By complying with the applicable provisions of the Code, the National Tax-Free Money Market Mutual Fund will not be subject to federal income taxes with respect to net investment income and net realized capital gains distributed to its shareholders, and the Fund's shareholders will not be subject to federal income taxes on any dividends of the Fund attributable to interest from tax-exempt securities. However, dividends attributable to interest from taxable securities and capital gains (if any) will be taxable to shareholders. In addition, by complying with the applicable provisions of the Code, Fund dividends also will be exempt from personal income tax to the extent such dividends are attributable to instruments that pay interest which would be exempt from personal income taxes if such instruments were held directly by an individual. The Fund does not make any representation regarding the taxation of its corporate shareholders and recommends that such shareholders consult their tax advisors.


  The National Tax-Free Money Market Mutual Fund seeks to comply with the applicable provisions of the Code by investing all of its assets in the Master Portfolio. The Master Portfolio intends to qualify for federal tax purposes as a partnership. As such, the Fund will be deemed to own directly its proportionate share of the Master Trust's assets. Therefore, any interest, dividends, gains or losses of the Master Portfolio will be deemed to have been "passed through" to the Fund and other investors in the Master Portfolio, regardless of whether such interest, dividends or gains have been distributed by the Master Portfolio or losses have been realized by the Fund or other investors. Accordingly, if the Master Portfolio were to accrue but not distribute any interest, dividends or gains, the Fund would be deemed to have realized and recognized its proportionate share of interest, dividends, or gains without receipt of any corresponding distribution. The


                                       37                             PROSPECTUS

Master Portfolio will seek to minimize recognition by investors of interest, dividends or gains without a corresponding distribution.


  The federal alternative minimum tax ("AMT") rules attempt to ensure that at least a minimum amount of tax is paid by corporate and high-income noncorporate taxpayers who obtain significant benefit from certain tax deductions and exemptions. These deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for the purposes of calculating AMT. Among the "tax preference items" and "adjustments" which must be considered when calculating the AMT is tax-exempt interest from private activity bonds issued after August 7, 1986. To the extent that the California Tax-Free Money Market Mutual Fund invests in private activity bonds, shareholders who pay the alternative minimum tax will be required to report that portion of Fund dividends attributable to income from the bonds as a tax preference item in determining their federal AMT. Shareholders will be notified of the tax status of distributions made by the Funds. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in the California Tax-Free Money Market Mutual Fund. There are other adjustments that may also affect adjusted current earnings for the purposes of corporate AMT. Shareholders with questions or concerns about AMT should also consult their tax advisors.


  The Funds, or your Shareholder Servicing Agent on their behalf, will inform you of the amount and nature of such Fund dividends and capital gains. You should keep all statements you receive to assist in your personal record keeping. The Company is required to withhold, subject to certain exemptions, at a rate of 31% on dividends paid or credited to individual shareholders of the Funds, if a shareholder has not complied with IRS regulations or if a correct Taxpayer Identification Number, certified when required, is not on file with the Company or the Transfer Agent. In connection with this withholding requirement, you will be asked to certify on your Account Application that the social security or taxpayer identification number you provide is correct and that you are not subject to 31% back-up withholding for previous underreporting to the IRS.


  Foreign shareholders may be subject to different tax treatment, including a withholding tax. See "Federal Income Taxes - Foreign Shareholders" in the SAIs.

  The foregoing discussion regarding dividends, distributions and taxes is based on tax laws and regulations which were in effect as of the date of this Prospectus and summarizes only some of the important federal tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning; you should consult your tax advisor with respect to your specific tax situation as well as with respect to state and local taxes.

  Further federal tax considerations are discussed in the SAI for each Fund.

PROSPECTUS                             38

                             PROSPECTUS APPENDIX --
                         ADDITIONAL INVESTMENT POLICIES

FUND AND SERIES INVESTMENTS

  Money Market Mutual Fund

  The Money Market Mutual Fund may invest in the following:

  (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including government-sponsored enterprises ("U.S. Government obligations") (discussed below);

  (ii) negotiable certificates of deposit, fixed time deposits, bankers' acceptances or other short-term obligations of U.S. banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC ("bank instruments");

  (iii) commercial paper rated at the date of purchase P-1 by Moody's Investors Service, Inc. ("Moody's") or "A-1+" or "A-1" by Standard & Poor's Corporation ("S&P") ("rated commercial paper");

  (iv) commercial paper unrated at the date of purchase but secured by a letter of credit from a U.S. bank that meets the above criteria for investment;

  (v) certain floating- and variable-rate instruments ("variable-rate instruments") (discussed below);

  (vi) certain repurchase agreements ("repurchase agreements") (discussed below); and

  (vii) short-term, U.S. dollar-denominated obligations of U.S. branches of foreign banks that at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets ("foreign bank obligations") (discussed below).

  California Tax-Free Money Market Mutual Fund

  The California Tax-Free Money Market Mutual Fund may invest in the following municipal obligations with remaining maturities not exceeding thirteen months:

  (i) long-term municipal bonds rated at the date of purchase "MIG 1" or "MIG 2" or, if no medium- or short-term rating is available, "Aa" or better by Moody's or "AA" or better by S&P;

                                      A-1                             PROSPECTUS

  (ii) medium-term municipal notes rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate with a demand feature) by Moody's or "SP-1+" or "SP-1" by S&P; and

  (iii) short-term municipal commercial paper rated at the date of purchase "P-1" by Moody's or "A-1+" or "A-1+" by S&P.

  Pending the investment of proceeds from the sale of Fund shares or proceeds from sales of portfolio securities or in anticipation of redemptions or to maintain a "defensive" posture when, in the opinion of Wells Fargo Bank, as investment adviser, it is advisable to do so because of market conditions, the California Tax-Free Money Market Mutual Fund may elect to invest temporarily up to 20% of the current value of its total assets in cash reserves or the following taxable high-quality money market instruments:

  (i)   U.S. Government obligations;

  (ii)  bank instruments;

  (iii) rated commercial paper;

  (iv)  repurchase agreements;

  (v)   foreign bank obligations; and

  (vi) high-quality municipal obligations, the income from which may or may not be exempt from federal income taxes.

  Moreover, the California Tax-Free Money Market Mutual Fund may invest temporarily more than 20% of its total assets in such securities and in high-quality, short-term municipal obligations the interest on which is not exempt from federal income taxes to maintain a temporary defensive posture or in an effort to improve after-tax yield to the California Tax-Free Money Market Mutual Fund's shareholders when, in the opinion of Wells Fargo Bank, as investment adviser, it is advisable to do so because of unusual market conditions.

  National Tax-Free Money Market Mutual Fund and

  Tax-Free Money Market Master Portfolio



  The National Tax-Free Money Market Mutual Fund invests all its assets in interests of the Master Portfolio of the Master Trust. As a result, the performance of the Fund corresponds to the investment experience of the Master Portfolio. The Master Portfolio may invest in the following:


  (i)  certain municipal obligations (discussed below):

  (ii) certain U.S. Government obligations (discussed below);

PROSPECTUS                            A-2

  (iii) negotiable certificates of deposit, fixed time deposits, bankers' acceptances or other obligations of U.S. banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the
        FDIC:

  (iv) commercial paper rated at the date of purchase P-1 by Moody's or "A-1+" or "A-1" by S&P;

  (v)   certain floating- and variable-rate instruments (discussed below);

  (vi)  certain repurchase agreements (discussed below); and

  (vii) short-term U.S. dollar denominated obligations of foreign branches of U.S. banks or U.S. branches of foreign banks (discussed below).


  The following describes certain instruments in which the Funds and the Master Portfolio may invest.


  Municipal Obligations


  Subject to the maturity and other restrictions of Rule 2a-7, the Funds and the Master Portfolio may invest in Municipal Obligations. Municipal bonds generally have a maturity at the time of issuance of up to 40 years. Medium-term municipal notes are generally issued in anticipation of the receipt of tax funds, of the proceeds of bond placements, or of other revenues. The ability of an issuer to make payments on notes is therefore especially dependent on such tax receipts, proceeds from bond sales or other revenues, as the case may be. Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. From time to time, the California Tax-Free Money Market Mutual Fund and the Master Portfolio may each invest 25% or more of the current value of its total assets in certain "private activity bonds," such as pollution control bonds; provided, however, that such investments will be made only to the extent they are consistent with the Master Portfolio's fundamental policy of investing, under normal circumstances, at least 80% of its net assets in municipal obligations that are exempt from federal income taxes and not subject to the federal alternative minimum tax.



  The Master Portfolio will invest in the following municipal obligations with remaining maturities not exceeding 13 months:



  (i) long-term municipal bonds rated at the date of purchase "Aa" or better by Moody's or "AA" or better by S&P;



  (ii) municipal notes rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate with a demand feature) by Moody's or "SP-1+" "SP-1" or "SP-2" by S&P; and


                                      A-3                             PROSPECTUS

  (iii) short-term municipal commercial paper rated at the date of purchase "P-1" by Moody's or "A-1+", or "A-1" or "A-2" by S&P.


  For a further discussion of factors affecting purchases of municipal obligations by the California Tax-Free Money Market Mutual Fund, see "Special Considerations Affecting California Municipal Obligations" in the SAI.

  U.S. Government Obligations


  The Master Portfolio may invest in various types of U.S. Government obligations with remaining maturities of up to 13 months. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. Government obligations also include securities issued or guaranteed by federal agencies or instrumentalities, including government-sponsored enterprises. Some obligations of such agencies or instrumentalities of the U.S. Government are supported by the full faith and credit of the United States or U.S. Treasury guarantees; others, by the right of the issuer or guarantor to borrow from the U.S. Treasury; still others, by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, only by the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.


  Other Investment Companies


  For temporary investments the Funds and the Master Portfolio may invest in shares of other investment companies that invest exclusively in high-quality short-term securities subject to the limits set forth under Section 12 of the 1940 Act, provided however, that with respect to the California Tax-Free Money Market and the National Tax-Free Money Market Mutual Funds and the Tax-Free Money Market Master Portfolio any such company has a fundamental policy of investing, under normal market conditions, at least 80% of its net assets in obligations that are exempt from federal income taxes and are not


PROSPECTUS                            A-4
subject to the federal alternative minimum tax. Such investment companies can be expected to charge management fees and other operating expenses that would be in addition to those charged to a Fund or the Master Portfolio; however, Wells Fargo Bank has undertaken to waive its advisory fees with respect to that portion of the Funds' or the Master Portfolio's assets so invested, except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition. Under Section 12(d)(l), a Fund or the Master Portfolio, together with any company or companies controlled by the Fund or the Master Portfolio, is generally prohibited from owning more than 3% of the total outstanding voting stock of any such investment company, nor may a Fund or the Master Portfolio, together with any such company or companies, invest more than 5% of its assets in any one such investment company or invest more than 10% of its assets in securities of all such investment companies combined. Under Section 12, however, a Fund may invest substantially all of its assets in the Master Portfolio.


  Floating- and Variable-Rate Instruments


  Certain of the debt instruments that the Funds may purchase bear interest at rates that are not fixed, but vary for example, with changes in specified market rates or indices or at specified intervals. These instruments typically have maturities of more than thirteen months, but may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. The Funds and the Master Portfolio may, in accordance with SEC rules, account for these instruments as maturing at the next interest rate readjustment date or the date at which the respective Fund or the Master Portfolio may tender the instrument back to the issuer, whichever is later. The floating-and variable-rate instruments that the Funds and the Master Portfolio may purchase include certificates of participation in such obligations. With regard to the California Tax-Free Money Market Mutual Fund and the Master Portfolio, Wells Fargo Bank, as investment adviser to the Master Portfolio, may rely upon either an opinion of counsel or an IRS ruling regarding the tax-exempt status of these certificates. The Funds and the Master Portfolio may invest in floating- and variable-rate obligations even if they carry stated maturities in excess of thirteen months, upon compliance with certain conditions of the SEC, in which case such obligations will be treated in accordance with these conditions as having maturities not exceeding thirteen months.



  Wells Fargo Bank, as investment adviser to the Funds and the Master Portfolio, monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Events affecting the ability of the issuer of a demand instrument to make payment when due may occur between the time a Fund or the Master Portfolio elects to demand payment and the time payment is due, thereby affecting such Fund's ability to obtain payment at par. Demand instruments whose demand feature is not exercisable within seven days may be treated as liquid, provided that an active secondary market exists.


                                      A-5                             PROSPECTUS

  Repurchase Agreements


  The Funds and the Master Portfolio may enter into repurchase agreements wherein the seller of a security to a Fund or the Master Portfolio agrees to repurchase that security from such Fund or the Master Portfolio at a mutually agreed-upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. The Funds and the Master Portfolio may enter into repurchase agreements only with respect to U.S. Government obligations and other obligations that could otherwise be purchased by the participating Fund or the Master Portfolio. All repurchase agreements will be fully collateralized based on values that are marked to market daily. While the maturities of the underlying securities in a repurchase agreement transaction may be greater than thirteen months, the term of any repurchase agreement on behalf of a Fund or the Master Portfolio will always be less than thirteen months. If the seller defaults and the value of the underlying securities has declined, the participating Fund or the Master Portfolio, as the case may be, may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the security by the participating Fund or the Master Portfolio may be delayed or limited. The Funds and the Master Portfolio will enter into repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the Boards of Directors of the Funds or Board of Trustees of the Master Trust and that are not affiliated with Wells Fargo Bank. The Funds and the Master Portfolio may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank.


  Letters of Credit

  Certain of the debt obligations, certificates of participation, commercial paper and other short-term obligations which the Money Market Mutual Fund and California Tax-Free Money Market Mutual Fund are permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letter of credit-backed investments must, in the opinion of Wells Fargo Bank, be of investment quality comparable to other permitted investments of such Fund.

  Foreign Obligations


  Each Fund and the Master Portfolio may invest up to 25% of its assets in high-quality, short-term (thirteen months or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not subject to the same uniform accounting, auditing and financial


PROSPECTUS                            A-6
reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws and there is a possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect adversely investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.


  Taxable Investments


  Pending the investment of proceeds from the sale of interests of the Master Portfolio or proceeds from sales of portfolio securities or in anticipation of redemptions or to maintain a "defensive" posture when, in the opinion of Wells Fargo Bank, as investment adviser, it is advisable to do so because of market conditions, the Master Portfolio may elect to invest temporarily up to 20% of the current value of its net assets in cash reserves including the following taxable high-quality money market instruments: (i) U.S. Government obligations;
(ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "P-1" by Moody's or "A-1+" or "A-1" by S&P; (iv) certain repurchase agreements; and (v) high-quality municipal obligations, the income from which may or may not be exempt from federal income taxes.



  Moreover, the Master Portfolio may invest temporarily more than 20% of its total assets in such securities and in high-quality, short-term municipal obligations the interest on which is not exempt from federal income taxes to maintain a temporary defensive posture or in an effort to improve after-tax yield to the Master Portfolio's interestholders when, in the opinion of Wells Fargo Bank, as investment adviser, it is advisable to do so because of unusual market conditions.


INVESTMENT POLICIES


  Each Fund's investment objective, as set forth in the "How the Funds Work -- Investment Objectives and Policies" section, is fundamental. Accordingly, such investment objectives and policies may not be changed without approval by the vote of the holders of a majority of such Fund's outstanding voting securities, as described under "Capital Stock" in the SAI. In addition, any fundamental investment policy may not be changed without such shareholder approval. If the Company's Board of Directors determines, however, that a Fund's investment objective can best be achieved by a substantive change in a nonfundamental investment policy or strategy, the Company's Board may make such a change without shareholder approval and will disclose any such material changes in the then-current prospectus.


                                      A-7                             PROSPECTUS

  As matters of fundamental policy, the Money Market Mutual Fund and California Tax-Free Money Market Mutual Fund may: (i) borrow from banks up to 10% of the current value of each of their net assets only for temporary purposes in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of each of their net assets (but investments may not be purchased by a Fund while any such outstanding borrowing in excess of 5% of its net assets exists); (ii) not make loans of portfolio securities or other assets, except that loans for purposes of this restriction will not include the purchase of fixed time deposits, repurchase agreements, commercial paper and other short-term obligations, and other types of debt instruments commonly sold in a public or private offering; and (iii) not invest more than 25% of their assets (i.e. , concentrate) in any particular industry, excluding, (a) investments in municipal securities by the California Tax-Free Money Market Mutual Fund (for the purpose of this restriction, private activity bonds shall not be deemed municipal securities if the payments of principal and interest on such bonds is the ultimate responsibility of nongovernmental users), (b) U.S. Government obligations, and (c) obligations of domestic banks (for purposes of this restriction, domestic bank obligations do not include obligations of foreign branches of U.S. banks and obligations of U.S. branches of foreign banks).

  As matters of nonfundamental policy: (i) the Money Market Mutual Fund may not purchase securities of any issuer (except for U.S. Government obligations, for certain temporary purposes and for certain guarantees and unconditional puts) if as a result more than 5% of the value of the Money Market Mutual Fund's total assets would be invested in the securities of such issuer or the Money Market Mutual Fund would own more than 10% of the outstanding voting securities of such issuer; (ii) the Money Market Mutual Fund may not invest more than 10% of the current value of its net assets in securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale and fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days; and (iii) the California Tax-Free Money Market Mutual Fund may not invest more than 10% of the current value of its net assets in repurchase agreements having maturities of more than seven days, illiquid securities and fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days. With respect to item
(i), it may be possible that the Company would own more than 10% of the outstanding voting securities of an issuer.

  For purposes of complying with the Code, the California Tax-Free Money Market Mutual Fund will diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the California Tax-Free Money Market Mutual Fund's assets is represented by cash, U.S. Government obligations and other securities limited in respect of any one issuer to an amount not greater than 5% of the California Tax-Free Money Market Mutual Fund's assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and

PROSPECTUS                            A-8
the securities of other regulated investment companies), or of two or more issuers which the taxpayer controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

  In addition, at least 65% of the California Tax-Free Money Market Mutual Fund's total assets are invested (under normal market conditions) in municipal obligations that pay interest which is exempt from California personal income taxes. However, as a matter of general operating policy, the California Tax-Free Money Market Mutual Fund seeks to have substantially all of its assets invested in such municipal obligations.


  The investment objective of the Master Portfolio may not be changed without approval of the investors in the Master Portfolio. The classification of the National Tax-Free Money Market Mutual Fund and the Master Portfolio as "diversified" may not be changed, in the case of the Fund, without the approval of the Fund's shareholders or, in the case of the Master Portfolio, without the approval of the Fund and any other investors in the Master Portfolio.



  As matters of fundamental policy the National Tax-Free Money Market Mutual Fund and the Master Portfolio may: (i) borrow from banks up to 10% of the current value of each of their net assets only for temporary purposes in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of their respective net assets (but investments by the Master Portfolio may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists); (ii) not make loans, except that each of the Fund and the Master Portfolio may purchase or hold debt instruments, lend its portfolio securities and enter into repurchase agreement transactions in accordance with its investment policies; loans for purposes of this restriction will not include the Fund's purchase of interests in the Master Portfolio; (iii) not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's or Master Portfolio's investments in that industry would be 25% or more of the current value of the Fund's or Master Portfolio's total assets, provided that there is no limitation with respect to investments in (a) municipal securities (for the purposes of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds and notes is the ultimate responsibility of non-governmental entities), (b) U.S. Government obligations, and (c) certain obligations of domestic banks; and (iv) not purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including government-sponsored enterprises) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Master Portfolio's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets the Master Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer.



  As matters of non-fundamental policy the National Tax-Free Money Market Mutual Fund and the Master Portfolio may each: (i) invest up to 10% of the current value of its


                                      A-9                             PROSPECTUS
net assets in securities that are illiquid by virtue of the absence of a readily available market or the existence of legal or contractual restrictions on resale and fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days; and (ii) invest up to 10% of the current value of its net assets in repurchase agreements having maturities of more than seven days, and restricted securities (which include securities that must be registered under the Securities Act of 1933 before they may be offered to the public).

PROSPECTUS                            A-10

                       THIS PAGE INTENTIONALLY LEFT BLANK

SPONSOR, DISTRIBUTOR AND ADMINISTRATOR

Stephens Inc.
111 Center Street
Little Rock, Arkansas 72201

INVESTMENT ADVISER, TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN

Wells Fargo Bank, N.A.
P.O. Box 7066
San Francisco, California 94120-7066

LEGAL COUNSEL

Morrison & Foerster
2000 Pennsylvania Avenue, N.W.
Washington, D.C. 20006

For more information about the Funds, simply call 1-800-222-8222, or write:

Stagecoach Funds, Inc.
c/o Stagecoach Shareholder Services
Wells Fargo Bank, N.A.
P.O. Box 7066
San Francisco, California 94120-7066

 STAGECOACH FUNDS:
--------------------------------------------------------------------------------

  - are NOT FDIC insured
  - are NOT guaranteed by Wells Fargo Bank
  - are NOT deposits or obligations of the Bank
  - involve investment risk, including possible loss of
  principal                                                               LOGO
  Money Market Mutual Funds seek to maintain a stable net
   asset value of $1.00 per share; however, there can be no
   assurance that the funds will meet this objective.


LOGO                                                              SC 1023 (2/96)

Printed on Recycled Paper

LOGO
P.O. Box 7066
San Francisco, CA 94120-7066

 STAGECOACH FUNDS:
--------------------------------------------------------------------------------

  - are NOT FDIC insured
  - are NOT guaranteed by Wells Fargo Bank
  - are NOT deposits or obligations of the Bank
  - involve investment risk, including possible loss of
  principal                                                               LOGO
  Money Market Mutual Funds seek to maintain a stable net
   asset value of $1.00 per share; however, there can be no
   assurance that the funds will meet this objective.

LOGO                                                                     SC-1023

Printed on Recycled Paper                                                 (2/96)

                             STAGECOACH FUNDS, INC.
                           Telephone: 1-800-222-8222
                      STATEMENT OF ADDITIONAL INFORMATION
                            DATED FEBRUARY 16, 1996

                   NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND

                       __________________________________

             Stagecoach Funds, Inc. (the "Company") is a professionally managed, open-end, series investment company. This Statement of Additional Information ("SAI") contains information about one of the funds in the Stagecoach Family of Funds -- the NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND (the "Fund"). The Fund seeks to achieve its investment objective by investing all of its assets in the Tax-Free Money Market Master Portfolio (the "Master Portfolio") of Master Investment Trust (the "Master Trust"). The Master Portfolio has the same investment objective as the Fund.

             The Fund may withdraw its investment in the Master Portfolio at any time if the Board of Directors of the Company determines that such action is in the best interests of the Fund and its shareholders. Upon such withdrawal, the Company's Board of Directors would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies and restrictions described in the Fund's then current Prospectus and SAI.

             This SAI is not a prospectus and should be read in conjunction with the Fund's Prospectus, also dated February 16, 1996. All terms used in this SAI that are defined in the Fund's Prospectus have the meanings assigned in such Prospectus. A copy of the Prospectus may be obtained without charge by writing Stephens Inc., the Company's sponsor, administrator and distributor, at 111 Center Street, Little Rock, Arkansas 72201, or by calling Wells Fargo Bank, N.A ("Wells Fargo Bank") at 1-800-222-8222.

                               TABLE OF CONTENTS
                             _____________________

                                                                                                                     Page
                                                                                                                     ----
Introduction  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

Investment Restrictions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3

Additional Permitted Investment Activities  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6

Management  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9

Distribution Plan . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14

Calculation of Yield and Total Return . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15

Determination of Net Asset Value  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18

Portfolio Transactions  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19

Federal Income Taxes  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  20

Capital Stock . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  24

Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  26

Custodian and Transfer and Dividend Disbursing Agent  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  27

Independent Auditors  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  27

Financial Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  27

SAI Appendix  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . A-1

                                  INTRODUCTION


             The Master Trust is a registered, open-end, management investment company. The Master Trust is a "series fund," which is a mutual fund divided into separate portfolios. The Master Trust currently offers four diversified portfolios: the Cash Investment Trust Master Portfolio, the Short-Term Municipal Income Master Portfolio (formerly, the 1-3 Year Duration Municipal Income Master Portfolio), the Short-Term Government-Corporate Income Master Portfolio (formerly, the 1-3 Year Duration Full Faith and Credit Government Income Master Portfolio) and the Tax-Free Money Market Master Portfolio. The Fund invests substantially all of its assets in the Tax-Free Money Market Master Portfolio, which has the same investment objective as the Fund.



                            INVESTMENT RESTRICTIONS

             The Fund and the Master Portfolio are subject to the following investment restrictions, all of which are fundamental policies.

             The Fund and the Master Portfolio may not:


             (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's or the Master Portfolio's investments in that industry would be 25% or more of the current value of the Fund's or the Master Portfolio's total assets, provided that there is no limitation with respect to investments in (i) municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payment of principal and interest on such bonds or notes is the ultimate responsibility of non-governmental entities);
(ii) obligations of the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); and (iii) the obligations of domestic banks (for the purpose of this restriction, domestic bank obligations do not include obligations of U.S. branches of foreign banks or obligations of foreign branches of U.S. banks); and further provided that this investment restriction does not affect the Fund's ability to invest all or a portion of its assets in the Master Portfolio;


             (2) purchase or sell real estate or real estate limited partnerships (other than municipal obligations or other securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts (including futures contracts) except that the Fund and Master Portfolio may purchase securities of an issuer which invests or deals in commodities and commodity contracts and except that the Fund and Master Portfolio may enter into futures and options contracts in accordance with their respective investment policies;

             (3) purchase securities on margin (except for short-term credits necessary for the clearance of transactions), or make short sales of securities;

             (4) underwrite securities of other issuers, except to the extent that the purchase of municipal securities or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's or Master Portfolio's investment program (including the Fund's investments in the Master Portfolio) may be deemed to be an underwriting;

             (5) make investments for the purpose of exercising control or management, provided that this restriction does not affect the Fund's ability to invest all or a portion of its assets in the Master Portfolio;

             (6) issue senior securities, except that the Fund and Master Portfolio may each borrow from banks up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists);


             (7) write, purchase or sell puts, calls, warrants, options or any combination thereof, except that the Fund and Master Portfolio may purchase securities with put rights in order to maintain liquidity;


             (8) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including government-sponsored enterprises) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Fund's or Master Portfolio's total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets the Fund's or Master Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not affect the Fund's ability to invest all or a portion of its assets in the Master Portfolio; or

             (9) make loans, except that the Fund and Master Portfolio may each purchase or hold debt instruments, lend its portfolio securities or enter into repurchase agreement transactions in accordance with its investment policies; loans for purposes of this restriction will not include the Fund's purchase of interests in the Master Portfolio.

             Fundamental investment restriction number (8), above, is less restrictive than Rule 2a-7 of the 1940 Act. Nonetheless, it is the operating policy of the Fund and the Master Portfolio to comply with Rule 2a-7's diversification requirements.

             The Fund and the Master Portfolio are subject to the following non-fundamental policies.

             Neither the Fund nor the Master Portfolio may:

             (1) purchase or retain securities of any issuer if the Officers or Directors/Trustees of the Company, the Master Trust or the investment adviser owning beneficially more than one-half of one percent (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities;

             (2) purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

             (3) purchase securities of issuers who, with their predecessors, have been in existence less than three years, unless the securities are fully guaranteed or insured by the U.S. Government, a state, commonwealth, possession, territory, the District of Columbia or by an entity in existence at least three years, or the securities are backed by the assets and revenues of any of the foregoing if, by reason thereof, the value of its aggregate investments in such securities will exceed 5% of its total assets, provided that this restriction does not affect the Fund's ability to invest all or a portion of its assets in the Master Portfolio; and

             (4) purchase securities of unseasoned issuers, including their predecessors, which have been in operation for less than three years, and equity securities of issuers which are not readily marketable if, by reason thereof, the value of the Fund's or Master Portfolio's aggregate investment in such classes of securities will exceed 5% of its total assets.


             The Fund and the Master Portfolio may each invest in shares of other open-end, management investment companies, subject to the limitations of
Section 12(d)(1) of the 1940 Act, provided that any such purchases will be limited to temporary investments in shares of unaffiliated investment companies. However, the investment adviser will waive its advisory fees for that portion of the Fund's or the Master Portfolio's assets so invested, except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition. In addition, these unaffiliated investment companies must have a fundamental investment policy of investing at least 80% of their net assets in obligations that are exempt from federal income taxes and are not subject to the federal alternative minimum tax. However, the above restrictions do not affect the Fund's ability to invest all or a portion of its assets in the Master Portfolio.


             In addition, the Fund and the Master Portfolio each reserves the right to invest up to 10% of the current value of its net assets in fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, repurchase agreements maturing in more than seven days, illiquid securities and restricted securities. However, as long as the Fund's shares are registered for sale in a state that imposes a lower limit on the percentage of a fund's assets that may be so invested, the Fund and the Master Portfolio will comply with such lower limit. The Fund presently is limited to investing 10% of its net assets in such securities due to limits applicable in several states.

             Furthermore, the Fund and the Master Portfolio may not purchase or sell real estate limited partnership interests. The Fund and the Master Portfolio do not currently intend to make loans of their portfolio securities.

                   ADDITIONAL PERMITTED INVESTMENT ACTIVITIES

             Unrated, Downgraded and Below Investment Grade Investments. The Master Portfolio may purchase instruments that are not rated if, in the opinion of Wells Fargo Bank, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Master Portfolio. The Master Portfolio may purchase unrated, downgraded or below investment grade instruments only if they are purchased in accordance with the Master Portfolio's procedures adopted by the Master Trust's Board of Trustees in accordance with Rule 2a-7 under the 1940 Act. After purchase by the Master Portfolio a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Master Portfolio. Neither event requires a sale of such security by the Master Portfolio. However, in no event will the value of such securities exceed 5% of the Master Portfolio's net assets. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Master Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Part A and in this SAI. The ratings of Moody's and S&P are more fully described in the SAI Appendix.

             Because the Master Portfolio is not required to sell downgraded securities, the Master Portfolio could hold up to 5% of its net assets in debt securities rated below "Baa" by Moody's or below "BBB" by S&P or, if unrated, low credit quality (below investment grade) securities. The Master Portfolio may hold such securities even though it is not permitted to purchase such securities.

             Although they may offer higher yields than do higher rated securities, low rated and unrated low credit quality debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the securities markets in which low rated and unrated low credit quality debt securities are traded are more limited than those in which higher rated debt securities are traded. The existence of limited markets for particular securities may diminish the Master Portfolio's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Master Portfolio's shares.

             Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated or unrated low quality debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated or unrated low quality debt securities may be more complex than for issuers of higher rated securities, and the ability of the Master Portfolio to achieve its investment objective may, to the extent it holds low rated or unrated low quality debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Master Portfolio held exclusively higher rated or higher quality debt securities.

             Low rated or unrated low quality debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of such debt securities have been found to be less sensitive to interest rate changes than higher rated or higher quality investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated or unrated low quality debt securities prices because the advent of a recession could dramatically lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of the debt securities defaults, the Master Portfolio may incur additional expenses to seek recovery.

             Letters of Credit. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Master Portfolio may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of Wells Fargo Bank, are of comparable quality to issuers of other permitted investments of the Master Portfolio may be used for letter of credit-backed investments, provided that the Master Trust's Board of Trustees approves or ratifies such investments.

             Loans of Portfolio Securities. The Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) if cash, U.S. Government obligations or other high-quality debt obligations equal to at least 100% of the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to the Master Portfolio with respect to the loan is maintained with the Master Portfolio. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Master Portfolio's investment adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration longer than one year. Any securities that the Master Portfolio receives as collateral do not become part of the Master Portfolio's portfolio at the time of the loan and, in the event of a default by the borrower, the Master Portfolio will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Master Portfolio is permitted to invest. During the time securities are on loan, the borrower will pay the Master Portfolio any accrued income on those securities, and the Master Portfolio may invest the cash collateral and earn additional income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. The Master Portfolio will not lend securities having a value that exceeds one-third of the current value of its total assets. Loans of securities by the Master Portfolio are subject to termination at the Master Portfolio's or the borrower's option. The Master Portfolio may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers are not permitted to be affiliated, directly or indirectly, with the Master Trust, the Company, the investment adviser, or the distributor.

             Foreign Obligations. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards or governmental supervision comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. The Master Portfolio may not invest 25% or more of its assets in foreign obligations.

             Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

             Municipal Bonds. The Master Portfolio may invest in municipal bonds. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works. Other purposes for which municipal bonds may be issued include the refunding of outstanding obligations and obtaining funds for general operating expenses or to loan to other public institutions and facilities. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. The Master Portfolio may not invest 25% or more of its assets in industrial development bonds. Assessment bonds, wherein a specially created district or project area levies a tax (generally on its taxable property) to pay for an improvement or project may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

             Municipal Notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

             TANs. Uncertainty concerning a municipal issuer's capacity to raise taxes as a result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

             BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

             RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

             The values of outstanding municipal securities vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such interest rates rise, the values of outstanding securities, including those held in the Master Portfolio's portfolio, will decline and (if purchased at par value) sell at a discount. If interest rates fall, the values of outstanding securities will generally increase and (if purchased at par value) would sell at a premium. Changes in the value of municipal securities held in the Master Portfolio's portfolio arising from these or other factors will cause changes in the net asset value per share of the Master Portfolio.

                                   MANAGEMENT

             Directors and Officers. The principal occupations during the past five years of the Directors and Executive Officers of the Company are listed below. The Officers and Directors of the Company serve in the identical capacity as Officers and Trustees of the Master Trust. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Directors deemed to be "interested persons" of the Company for purposes of the 1940 Act are indicated by an asterisk.

                                                              Principal Occupations
Name, Address and Age                 Position                During Past 5 Years
---------------------                 --------                ---------------------
Jack S. Euphrat, 73                   Director                Private Investor.
415 Walsh Road
Atherton, CA 94027.

*R. Greg Feltus, 44                   Director,               Senior Vice President
                                      Chairman and            of Stephens; Manager
                                      President               of Financial Services
                                                              Group; President of
                                                              Stephens Insurance
                                                              Services Inc.; Senior
                                                              Vice President of
                                                              Stephens Sports
                                                              Management Inc.; and
                                                              President of
                                                              Investors Brokerage
                                                              Insurance Inc.

Thomas S. Goho, 53                    Director                T.B. Rose Faculty Fellow-
321 Beechcliff Court                                          Business, Wake Forest
Winston-Salem, NC  27104                                      University, Calloway
                                                              School Business and
                                                              Accountancy; Associate
                                                              Professor of Finance
                                                              of the School of
                                                              Business and
                                                              Accounting at Wake
                                                              Forest University
                                                              since 1983.

*Zoe Ann Hines, 46                    Director                Senior Vice President
                                                              of Stephens and
                                                              Director of Brokerage
                                                              Accounting; and
                                                              Secretary of Stephens
                                                              Resource Management.

*W. Rodney Hughes, 69                 Director                Private Investor.
31 Dellwood Court
San Rafael, CA 94901

Robert M. Joses, 77                   Director                Private Investor.
47 Dowitcher Way
San Rafael, CA 94901

*J. Tucker Morse, 51                  Director                Private Investor; Real Estate
10 Legrae Street                                              Developer; Chairman
Charleston, SC 29401                                          of Renaissance
                                                              Properties Ltd.;
                                                              President of Morse
                                                              Investment
                                                              Corporation; and Co-
                                                              Managing Partner of
                                                              Main Street Ventures.

Richard H. Blank, Jr., 39             Chief                   Associate of
                                      Operating               Financial Services
                                      Officer,                Group of Stephens;
                                      Secretary and           Director of Stephens
                                      Treasurer               Sports Management
                                                              Inc.; and Director of
                                                              Capo Inc.

                               COMPENSATION TABLE

                  For the Fiscal Year Ended December 31, 1994

                                                                       Total Compensation
                                 Aggregate Compensation                  from Registrant
Name and Position                   from Registrant                     and Fund Complex
-----------------                 --------------------                  -----------------
Jack S. Euphrat                         $8,688                                $34,188
      Director

*R. Greg Feltus                          0                                       0
      Director

Thomas S. Goho                           8,688                                 34,188
      Director

*Zoe Ann Hines                           0                                       0
      Director

*W. Rodney Hughes                        8,188                                 32,188
      Director

Robert M. Joses                          8,688                                 34,188
      Director

*J. Tucker Morse                         8,188                                 32,188
      Director


             Directors of the Company are compensated annually by the Company and by all registrants in the fund complex for their services as indicated in the Compensation Table above and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. Each of the Directors and Officers of the Company serves in the identical capacity as Officers and Directors of Overland Express Funds, Inc. and Stagecoach Inc., and as Trustees and/or Officers of Stagecoach Trust, Master Investment Portfolio, Life & Annuity Trust, Master Investment Trust and Managed Series Investment Trust, each of which are registered open-end management investment companies and each of which is considered to be in the same "fund complex," as such term is defined in Form N-1A under the 1940 Act, as the Company. The Directors are compensated by other Companies and Trusts within the fund complex for their services as Directors/Trustees to such Companies and Trusts. Currently the Directors do not receive any retirement benefits or deferred compensation from the Company or any other member of the fund complex.


             As of the date of this SAI, Directors and Officers of the Company as a group beneficially owned less than 1% of the outstanding shares of the Company.

             Investment Adviser. The Fund has not engaged an investment adviser. The Master Portfolio is advised by Wells Fargo Bank pursuant to an Investment Advisory Contract approved by the Board of Trustees of the Master Trust. The Investment Advisory Contract for the Master Portfolio provides that Wells Fargo Bank shall furnish to the Master Portfolio investment guidance and policy direction in connection with the daily portfolio management of the Master Portfolio. Pursuant to the Investment Advisory Contract, Wells Fargo Bank also furnishes to the Master Trust's Board of Trustees periodic reports on the investment strategy and performance of the Master Portfolio.

             Wells Fargo Bank has agreed to provide to the Master Portfolio, among other things, money market security and fixed-income research, analysis, and statistical and economic data, and information concerning interest rate and security market trends, portfolio composition, credit conditions and average maturities of the Master Portfolio's portfolio.

             The Investment Advisory Contract will continue in effect for more than two years provided the continuance is approved annually (i) by the holders of a majority of the Master Portfolio's outstanding voting securities or by the Master Trust's Board of Trustees and (ii) by a majority of the Trustees of the Master Trust who are not parties to the Investment Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Investment Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

             Morrison & Foerster, counsel to the Company and the Master Trust and special counsel to Wells Fargo Bank, has advised Wells Fargo Bank, the Master Trust and the Company that Wells Fargo Bank should be able to perform the services contemplated by the Investment Advisory Contract, the Shareholder Servicing Agreement, the Selling Group Agreement, the Agency Agreement, the Custodian Agreement and the Prospectus, without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal or state statutes and regulations and judicial or administrative decisions or interpretations thereof, could prevent Wells Fargo Bank from continuing to perform, in whole or in part, such services. If Wells Fargo Bank were prohibited from performing any of such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

             Administrator and Distributor. The Company has retained Stephens as administrator and distributor on behalf of the Fund. In addition, the Master Trust has retained Stephens as administrator on behalf of the Master Portfolio. Under the respective Administration Agreements between Stephens and the Company and the Master Trust, Stephens shall provide as administrative services, among other things: (i) general supervision of the Fund's and the Master Portfolio's operations, including coordination of the services performed by the investment adviser (in the case of the Master Portfolio), transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for the Fund and the Master Portfolio; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Company's and Master Trust's Officers, Directors and Trustees. Stephens also furnishes office space and certain facilities required for conducting the Fund's and the Master Portfolio's business together with those ordinary clerical and bookkeeping services that are not being furnished by Wells Fargo Bank. Stephens also pays the compensation of the Master Trust's and Company's Directors/Trustees, Officers and employees who are affiliated with Stephens.

             The Investment Advisory Contract and Administration Agreements for the Master Portfolio or the Fund, respectively, provide that if, in any fiscal year, the total expenses of the Fund (including expenses relating to the Master Portfolio) incurred by, or allocated to, the Fund and the Master Portfolio (excluding taxes, interest, brokerage commissions and other portfolio transaction expenses, expenditures that are capitalized in accordance with generally accepted accounting principles, extraordinary expenses and amounts accrued or paid under the Distribution Plan, but including the fees provided for in the Investment Advisory Contract and the Administration Agreements) exceed the most restrictive expense limitation applicable to the Fund imposed by the securities laws or regulations of the states in which the Fund's shares are registered for sale, Wells Fargo Bank and Stephens shall waive their fees proportionately under the Investment Advisory Contract and the Administration Agreements, respectively, for the fiscal year to the extent of the excess or reimburse the excess, but only to the extent of their respective fees. The Investment Advisory Contract and the Administration Agreements for the Master Portfolio and the Fund, respectively, further provide that the Master Portfolio's and the Fund's total expenses shall be reviewed monthly so that, to the extent the annualized expenses for such month exceed the most restrictive applicable annual expense limitation, the monthly fees under the contract and the agreement shall be reduced as necessary. The most stringent applicable restriction limits these expenses for any fiscal year to 2.5% of the first $30 million of the Fund's average net assets, 2% of the next $70 million of average net assets, and 1.5% of the average net assets in excess of $100 million.


                               DISTRIBUTION PLAN


             The Fund has adopted a Distribution Plan (the "Distribution Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder. The Distribution Plan for the Fund was adopted by the Company's Board of Directors on October 10, 1995, including a majority of Directors who were not "interested persons" (as defined in the 1940 Act) of the Fund and who had no direct or indirect financial interest in the operation of the Distribution Plan (the "Qualified Directors").

             The Distribution Plan permits the Fund to pay Stephens, for distribution-related activities provided and related expenses incurred, a monthly fee at the annual rate of up to 0.05% of the average daily net assets of the Fund. The Distribution Plan authorizes Stephens to compensate broker/dealers or financial institutions that have entered into Selling Group Agreements with Stephens for distribution-related series.

             The Distribution Plan continues in effect from year to year if such continuance is approved by a majority vote of both the Directors of the Company and the Qualified Directors. Any Agreements related to the Distribution Plan also must be approved by such vote of the Directors and the Qualified Directors. Such Agreements terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Fund. The Distribution Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Distribution Plan may be made except by a majority of both the Directors of the Company and the Qualified Directors.

             The Distribution Plan requires the Company to provide to the Directors, and the Directors to review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Distribution Plan and any related agreements. The Rule also requires that the selection and nomination of Directors who are not "interested persons" of the Company be made by such disinterested Directors.

                     CALCULATION OF YIELD AND TOTAL RETURN


             The Fund may advertise certain yield information. Yield for the Fund is calculated based on the net changes, exclusive of capital changes, over a seven- or thirty-day period, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7 or 365/30, as applicable) with the resulting yield figure carried to at least the nearest hundredth of one percent.

             Tax-equivalent yield for the Fund is computed by dividing that portion of the yield of the Fund which is tax-exempt by one minus a stated income tax rate and then adding the product to that portion, if any, of the Fund's yield that is not tax-exempt.

             Effective yield and effective tax-equivalent yield for the Fund are calculated by determining the net change, or tax-equivalent assumed net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding one, raising the sum to a power equal to 365 divided by seven or thirty, as applicable, and subtracting one from the result.

             The yield for the Fund fluctuates from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yields since it is based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to the Fund.

             In addition, investors should recognize that changes in the net asset value of shares of the Fund will affect the Fund's yield for any specified period, and such changes should be considered together with the Fund's yield in ascertaining the Fund's total return to shareholders for the period. Yield information for the Fund may be useful in reviewing the performance of the Fund and for providing a basis for comparison with investment alternatives. The Fund's yield, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.


             Performance Comparisons. From time to time and only to the extent the comparison is appropriate for the Fund, the Company may quote the Fund's performance or price-earning ratio in advertising and other types of literature as compared to the performance of the 91-Day Treasury Bill Average (Federal Reserve), Lipper Money Market Fund Average, Donoghue

Taxable Money Market Fund Average, Salomon Three-Month Treasury Bill Index, Bank Averages (which are calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), Dow Jones Industrial Average, Lehman Brothers 20+ Treasury Index, Lehman Brother 5-7 Year Treasury Index, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by the World Gold Council), the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics and which is an established measure of change over time in the prices of goods and services in major expenditure groups), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stock prices.

             The Fund's performance also may be compared to the performance of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc. (including the Lipper General Bond Fund Average, the Lipper Intermediate Investment Grade Debt Fund Average, the Lipper Bond Fund Average, the Lipper Growth Fund Average, the Lipper Flexible Fund Average), Donoghue's Money Fund Report, including Donoghue's Taxable Money Market Fund Average, Morningstar, Inc., or other independent services which monitor the performance of mutual funds. The Fund's performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results. The Company also may include in advertisements and other types of literature references to certain marketing approaches of the Distributor and may also refer to general mutual fund statistics provided by the Investment Company Institute.

             The Company also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for the Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in the Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of the Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the

Fund's historical performance or current or potential value with respect to the particular industry or sector.

             The Company also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as some of the first investment managers to advise investment accounts using asset allocation and index strategies. The Company also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day." The Company also may disclose in sales literature the assets and categories of assets under management by the Fund's or Master Portfolio's investment adviser and its affiliates.

             The Company also may discuss in advertisements and other types of literature that the Fund has been assigned a rating by a nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poors Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Company may compare the Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

             The Company also may discuss in advertisements and other types of literature the features, terms and conditions of Wells Fargo Bank accounts through which investments in the Fund may be made via a "sweep" arrangement, including, without limitation, through investments in a Managed Sweep Account, National Tax-Free Money Market Checking Account or National Tax-Free Money Market Access Account (collectively, the "Sweep Accounts"). Such advertisements and other literature may include, without limitation, discussions of such terms and conditions as the minimum deposit required to open a Sweep Account, a description of the yield earned on shares of the Fund through a Sweep Account, a description of any monthly or other service charge on a Sweep Account and any minimum required balance to waive such service charges, any overdraft protection plan offered in connection with a Sweep Account, a description of any express transfer or "AutoSaver" plan offered in connection with a Sweep Account, a description of any automated teller machine ("ATM") or check privileges offered in connection with a Sweep Account and any other terms, conditions, features or plans offered in connection with a Sweep Account. Such advertising or other literature may also include a discussion of the advantages of establishing and maintaining a Sweep Account, and may include statements from customers as to the reasons why such customers have established and maintained a Sweep Account.

                        DETERMINATION OF NET ASSET VALUE

             Net asset value per share of the Fund is determined by the Custodian on each day the Fund is open for trading. The Fund's investments in the Master Portfolio are valued at the net asset value of the Master Portfolio's shares.

             As indicated in the Fund's Prospectus, the Master Portfolio uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Master Portfolio would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Master Portfolio's portfolio on a particular day, a prospective investor in the Master Portfolio would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Master Portfolio shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

             Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Master Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Master Trust's Board of Trustees to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable- and floating-rate instruments subject to demand features. Pursuant to the Rule, the Master Trust's Board of Trustees is required to establish procedures designed to stabilize, to the extent reasonably possible, the Master Portfolio's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Master Portfolio's portfolio holdings by the Master Trust's Board of Trustees, at such intervals as it may deem appropriate, to determine whether or not the Master Portfolio's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by said Board of Trustees. If such deviation exceeds 1/2 of 1%, said Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

                             PORTFOLIO TRANSACTIONS

             The Master Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Master Trust's Board of Trustees, Wells Fargo Bank is responsible for the Master Portfolio's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Master Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While Wells Fargo Bank generally seeks reasonably competitive spreads or commissions, the Master Portfolio will not necessarily be paying the lowest spread or commission available.

             Purchase and sale orders of the securities held by the Master Portfolio may be combined with those of other accounts that Wells Fargo Bank manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When Wells Fargo Bank determines that a particular security should be bought or sold for the Master Portfolio and other accounts managed by Wells Fargo Bank, Wells Fargo Bank undertakes to allocate those transactions among the participants equitably.

             Purchases and sales of securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Master Portfolio also purchases portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations, taxable money market securities, adjustable rate mortgage securities and collateralized mortgage obligations are traded on a net basis and do not involve brokerage commissions. The cost of executing the Master Portfolio's portfolio securities transactions consists primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Master Portfolio are prohibited from dealing with the Master Portfolio as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available.

             The Master Portfolio may purchase municipal obligations from underwriting syndicates of which Stephens or Wells Fargo Bank is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Master Trust's Board of Trustees.

             Wells Fargo Bank, as the Master Portfolio's investment adviser, may, in circumstances in which two or more dealers are in a position to offer comparable results for a Master Portfolio portfolio transaction, give preference to a dealer that has provided statistical or other research services to Wells Fargo Bank. By allocating transactions in this manner, Wells Fargo Bank is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by Wells Fargo Bank under the Investment Advisory Contracts, and the expenses of Wells Fargo Bank will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Wells

Fargo Bank places securities transactions for the Master Portfolio may be used by Wells Fargo Bank in servicing its other accounts, and not all of these services may be used by Wells Fargo Bank in connection with advising the Master Portfolio.

             Portfolio Turnover. Because the Master Portfolio's portfolio consists of securities with relatively short- term maturities, the Master Portfolio can expect to experience high portfolio turnover. A high portfolio turnover rate should not adversely affect the Master Portfolio (or the Fund), however, because portfolio transactions ordinarily will be made directly with principals on a net basis and, consequently, the Master Portfolio (and, accordingly, the Fund) usually will not incur excessive transaction costs.


                              FEDERAL INCOME TAXES

             The Prospectus describes generally the tax treatment of distributions by the Master Portfolio and the Fund. This section of the SAI includes additional information concerning federal income taxes.

             Qualification as a "regulated investment company" under the Code requires, among other things, that (a) at least 90% of the Fund's annual gross income be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of securities or options thereon; (b) the Fund derives less than 30% of its gross income from gains from the sale or other disposition of securities or options thereon held for less than three months; and (c) the Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or of two or more issuers which the taxpayer controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses. For purposes of complying with these qualification requirements, the Fund will "look through" to the Master Portfolio's investments. As a regulated investment company, the Fund will not be subject to federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its stockholders at least 90% of its net investment income and tax-exempt income earned in each year.

             In addition, the Fund intends that at least 50% of the value of its total assets at the close of each quarter of its taxable year will consist of obligations the interest on which is exempt from federal income tax, so that it will qualify under the Code to pay exempt-interest dividends. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

             A 4% nondeductible excise tax will be imposed on the Fund (other than to the extent of the Fund's tax- exempt income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. For this purpose, any income or gain retained by the Fund that is subject to income tax will be considered to have been distributed by year-end. In addition, dividends and distributions of taxable income declared payable as of a date in October, November or December of any calendar year are deemed under the Code to have been received by the shareholders on December 31 of that calendar year if the dividend is actually paid in the following January. Such dividends will, accordingly, be subject to income tax for the year in which the record date falls. The Fund intends to distribute substantially all of its net investment income and net capital gains and, thus, expects not to be subject to the excise tax.

             Income and dividends received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Because not more than 50% of the value of the total assets of the Fund is expected to consist of securities of foreign issuers, the Fund will not be eligible to elect to "pass through" foreign tax credits to shareholders.

             The Master Portfolio will be treated as a non-publicly traded partnership rather than as a regulated investment company or a corporation under the Code. As a non-publicly traded partnership under the Code, any interest, dividends and gains or losses of the Master Portfolio will be deemed to have been "passed through" to the Fund and any other investors in the Master Portfolio, regardless of whether or not such interest, dividends or gains have been distributed by the Master Portfolio or losses have been realized by the Fund and any other investors. Therefore, to the extent the Master Portfolio were to accrue but not distribute any interest, dividends, gains or losses, the Fund would be deemed to have realized and recognized its proportionate share of interest, dividends, gains or losses without receipt of any corresponding distribution. However, the Master Portfolio will seek to minimize recognition by investors of interest, dividends, gains or losses without a corresponding distribution.

             It is expected that the Net Income of the Fund will be a positive amount at the time of each determination thereof. If, however, the Fund's Net Income determined at any time is a negative amount (which could occur, for instance, upon non-payment of interest and/or principal by an issuer of a security held by the Fund or by the Master Portfolio), the Fund would, pursuant to a decision of the Board of Directors as provided by SEC rules, first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to each such account. If, and to the extent that, such negative amount exceeds such declared dividends at the end of the month, the Fund will reduce the number of its outstanding shares by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the account of such shareholder which represents the shareholder's proportion of the amount of such excess. Each shareholder will be deemed to have agreed to such contribution in these circumstances by investing in the Fund.


             Although dividends will be declared daily based on each day's earnings, for federal income tax purposes the Fund's earnings and profits will be determined at the end of each taxable year and will be allocated pro rata over the entire year. For federal income tax purposes, only amounts paid out of earnings and profits will qualify as dividends. Thus, if during a taxable year the Fund's declared dividends (as declared daily throughout the year) exceed the Fund's net income (as determined at the end of the year), only that portion of the year's distributions which equals the year's earnings and profits will be deemed to have constituted a dividend. If during the year, the Fund had reduced the number of shares due to such a shortfall, shareholders who had redeemed shares prior to such reduction could be deemed to have realized a capital gain to the extent of the reduction, while shareholders redeeming shares after the reduction could be deemed to have realized a capital loss to the extent of the reduction. It is expected that the Fund's net income, on an annual basis, will equal the dividends declared during the year.

             Gains or losses on sales of portfolio securities by the Fund generally will be long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases including where the Fund acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses. In addition, any loss realized by a shareholder upon the sale or redemption of Fund shares held less than six months is disallowed to the extent of any exempt-interest dividends received by the shareholder. Gain recognized on the disposition of a debt obligation (including, with respect to obligations purchased after April 30, 1993, tax-exempt obligations) purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent such discount had not previously been included in income. As of the printing of this SAI, the maximum individual tax rate applicable to ordinary income is 39.6% (effective rates may be higher for some individuals due to phase out of exemptions and elimination of deductions), the maximum individual rate applicable to net realized capital gains is 28% and the maximum corporate tax rate applicable to ordinary income and net realized capital gains is 35%.

             However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of income tax of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of income tax of up to $100,000.

             Any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. In addition, if a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the Fund, or of a different fund, the sales charge previously incurred acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares.

             If, in the opinion of the Company, ownership of its shares has or may become concentrated to an extent that could cause the Company to be deemed a personal holding company within the meaning of the Code, the Company may require the redemption of shares or reject any order for the purchase of shares in an effort to prevent such concentration.

             Foreign Shareholders. Under the Code, distributions of net investment income by the Fund to a nonresident alien individual, non-resident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding but, in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.


             Special Tax Considerations -- Federal. The portion of total dividends paid by the Fund with respect to any taxable year that qualifies for exclusion from gross income ("exempt-interest dividends") will be the same for all shareholders receiving dividends during such year. In order for the Fund to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of the Fund's assets must consist of tax-exempt securities. In addition, the Fund must distribute 90% of the aggregate interest excludable from gross income and 90% of the investment company taxable income earned by it during the taxable year. Not later than 60 days after the close of its taxable year, the Fund will notify its shareholders of the portion of the dividends paid with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. In addition, market discount earned on tax-exempt obligations will not qualify as tax-exempt income.

             The Code treats interest on private activity bonds, as defined therein, as an item of tax preference subject to an alternative minimum tax on individuals and corporations at the applicable tax rates. It is expected that exempt-interest dividends derived from MRBs will be subject to the alternative minimum tax. As of the printing of the SAI, individuals are subject to an AMT at a maximum rate of 28% and corporations at a rate of 20%. In addition to tax- exempt interest on private activity bonds, other "tax preference items" and "adjustments" which must be considered when calculating the AMT are state and local taxes and the so-called bargain element of incentive stock options (the difference between the exercise price and the stock's trading price when the options are exercised). All interest on municipal bonds and other tax-exempt obligations, including exempt-interest dividends paid by the Fund, is included in adjusted current earnings in calculating federal alternative minimum taxable income, and may also affect corporate federal "environmental tax" liability.

             In addition, any loss realized by a shareholder upon the sale or redemption of shares of the Fund held less than six months is disallowed to the extent of any exempt-interest dividends received by the shareholder.

             Shareholders who may be "substantial users" (or related persons of substantial users) with respect to municipal securities held by the Fund should consult their tax advisers to determine whether exempt-interest dividends and California exempt-interest dividends (as defined below) paid by the Fund with respect to such obligations retain their federal and California tax exclusions. In this connection, the rules regarding the possible unavailability of exempt dividend treatment to substantial users are similar for federal and California state tax purposes.

             Long-term and/or short-term capital gain distributions will not constitute exempt-interest dividends and will be taxed as capital gains and ordinary income dividends, respectively. Moreover, interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for personal income tax purposes to the extent the shareholder receives exempt-interest dividends during his or her taxable year. Exempt-interest dividends will be tax exempt for purposes of personal income tax.

             Other Matters. Fund shares would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and IRAs since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of dividends from the Fund. Such dividends would be ultimately taxable to the beneficiaries when distributed to them.


                                 CAPITAL STOCK

             The Company, an open-end, management investment company, was incorporated in Maryland on September 9, 1991. The authorized capital stock of the Company consists of 17,000,000,000 shares having a par value of $.001 per share. As of the date of this SAI, the Company's Board of Directors has authorized the issuance of thirteen series of shares, each representing an interest in one portfolio -- the Aggressive Growth Fund, the Asset Allocation Fund, California Tax-Free Bond Fund, the California Tax-Free Income Fund, the California Tax-Free Money Market Mutual Fund, the Corporate Stock Fund, the Diversified Income Fund, the Ginnie Mae Fund, the Growth and Income Fund, the Money Market Mutual Fund, the National Tax-Free Money Market Mutual Fund, the Short-Intermediate U.S. Government Income Fund, and the U.S. Government Allocation Fund. The Board of Directors may, in the future, authorize the issuance of other series of capital stock representing shares of additional investment portfolios or funds.

             All shares of the Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by series is required by law or where the matter involved only affects one series. For example, a change in the Fund's fundamental investment policy would be voted upon only by shareholders of the Fund. Additionally, approval of an advisory contract is a matter to be determined separately by Fund. As used in the Fund's Prospectus and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Company as a whole, means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the Company's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Company's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

             The Company may dispense with an annual meeting of shareholders in any year in which it is not required to elect Directors under the 1940 Act. However, the Company has undertaken to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Director or Directors if requested in writing by the holders of at least 10% of the Company's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

             Each share of the Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Directors. In the event of the liquidation or dissolution of the Company, shareholders of the Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.

             Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Company.

             The Master Trust, a no-load, diversified, open-end management investment company, was organized as a Delaware business trust on August 15,
1991.    In accordance with Delaware law and in connection with the tax treatment sought by the Master Trust, the Master Trust's Declaration of Trust provides that its investors would be personally responsible for Master Trust liabilities and obligations, but only to the extent the Master Trust's property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides that the Master Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Master Trust, its investors, Trustees, Officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of Master Trust obligations. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance exists and the Master Trust itself is unable to meet its obligations.

             The Declaration of Trust further provides that obligations of the Master Trust are not binding upon the Trustees individually but only upon the property of the Master Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

             The interests in the Master Portfolio have substantially identical voting and other rights as those rights enumerated above for shares of the Fund. The Master Trust also intends to dispense with annual meetings, but is required by Section 16(c) of the Act to hold a special meeting and assist investor communications under the circumstances described above with respect to the Company. Whenever the Fund is requested to vote on a matter with respect to the Master Portfolio, the Fund will hold a meeting of Fund shareholders and will cast its votes as instructed by such shareholders.

             In a situation where the Fund does not receive instruction from certain of its shareholders on how to vote the corresponding shares of the Master Portfolio, the Fund will vote such shares in the same proportion as the shares for which the Fund does receive voting instructions.

             As of November 14, 1995, the shareholders identified below were known by the Company to own 5% or more of the indicated Fund's outstanding shares in the following capacity:


                           Name and Address            Percentage            Capacity
Name of Fund                of Shareholder               of Fund              Owned
------------                -----------------          -----------           --------
National Tax-Free          Stephens Inc.                  100%                Record
   Money Market            111 Center Street
   Mutual Fund             Little Rock, AR 72201



                                     OTHER


             The Registration Statements of the Company and the Master Trust, including the Fund's Prospectus, the SAI and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statements, each such statement being qualified in all respects by such reference.

                           CUSTODIAN AND TRANSFER AND
                           DIVIDEND DISBURSING AGENT

             Wells Fargo Bank has been retained to act as Custodian for both the Fund and the Master Portfolio. The Custodian, among other things, maintains separate custody accounts in the names of the Fund and the Master Portfolio; receives and delivers all assets for the Fund and the Master Portfolio upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of the Fund and the Master Portfolio and pays all expenses of the Fund and the Master Portfolio. Wells Fargo Bank is not entitled to receive a fee for its services as Transfer and Dividend Disbursing Agent and Custodian for both the Fund and the Master Portfolio.


                              INDEPENDENT AUDITORS

             KPMG Peat Marwick LLP have been selected as the independent auditors for the Company and the Master Trust. KPMG Peat Marwick LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG Peat Marwick LLP's address is Three Embarcadero Center, San Francisco, California 94111.


                             FINANCIAL INFORMATION

             The audited financial statements and portfolios of investments contained in the Company's Annual Report are hereby incorporated by reference in this SAI. The Company's Annual Report and the SAI will be sent free of charge to any shareholder who requests these documents.

                                  SAI APPENDIX


             The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.


Corporate and Municipal Bonds

             Moody's: The four highest ratings for corporate and municipal bonds are "Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds have speculative characteristics as well. Moody's also applies numerical modifiers in its rating system: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

             S&P: The four highest ratings for corporate and municipal bonds are "AAA," "AA," "A" and "BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the highest rated issued only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

Municipal Notes

             Moody's: The highest ratings for state and municipal short-term obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality." Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins of protections "ample although not as large as in the preceding group." Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for, but lacking the strength of the preceding grades.

             S&P: The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

Corporate and Municipal Commercial Paper

             Moody's: The highest rating for corporate and municipal commercial paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior capacity for repayment of short-term promissory obligations." Issuers rated "P-2" (Prime- 2) "have a strong capacity for repayment of short-term promissory obligations," but earnings trends, while sound, will be subject to more variation.

             S&P: The "A-1" rating for corporate and municipal commercial paper indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+." Commercial paper with a strong capacity for timely payments on issues will be rated "A-2."

Corporate Notes

             S&P: The two highest ratings for corporate notes are "SP-1" and "SP-2." The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

                             STAGECOACH FUNDS, INC.

                    SEC REGISTRATION NOS. 33-42927; 811-6419

                                     PART C

                               OTHER INFORMATION


Item 24.     Financial Statements and Exhibits

       (a)   Financial Statements:

             Not Applicable

       (b)   Exhibits:


      Exhibit
      Number                                           Description
      ------                                           -----------


       1                -  Amended and Restated Articles of Incorporation dated November 22, 1995, filed herewith.

       2                -  By-Laws, incorporated by reference to the Initial Registration Statement, filed September 30,
                           1991.

       3                -  Not Applicable

       4                -  Not Applicable

       5(a)(i)(A)       -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Asset Allocation Fund, incorporated by reference to  Post-Effective Amendment No. 2 to the Registration Statement,
                           filed April 17, 1992.

           (i)(B)       -  Sub-Advisory Contract with Wells Fargo Nikko Investment Advisors on behalf of the Asset
                           Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the
                           Registration Statement, filed April 17, 1992.

           (ii)(A)      -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the U.S. Government Allocation
                           Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                           Statement, filed April 17, 1992.

           (ii)(B)      -  Sub-Advisory Contract with Wells Fargo Nikko Investment Advisors on behalf of the U.S.
                           Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

           (iii)        -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Money
                           Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 2 to the
                           Registration Statement, filed April 17, 1992.

           (iv)         -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement,
                           filed April 17, 1992.

           (v)          -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17,
                           1992.

           (vi)         -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement,
                           filed April 17, 1992.

           (vii)(A)     -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Corporate Stock Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement,
                           filed April 17, 1992.

           (vii)(B)     -  Sub-Advisory Contract with Wells Fargo Nikko Investment Advisors on behalf of the Corporate
                           Stock Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                           Statement, filed April 17, 1992.

           (iix)        -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement,
                           filed May 1, 1992.

           (ix)         -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Income
                           Fund, incorporated by reference to Post-Effective Amendment No. 4 to the Registration
                           Statement, filed September 10, 1992.

           (x)          -  Advisory Contract with Wells Fargo Bank, N.A. on behalf of the Diversified Income Fund, filed herewith.

       5(b)(i)          -  Administration Agreement with Stephens Inc. on behalf of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement,
                           filed April 17, 1992.

        (b)(ii)         -  Administration Agreement with Stephens Inc. on behalf of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement,
                           filed April 17, 1992.

        (b)(iii)        -  Administration Agreement with Stephens Inc. on behalf of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement,
                           filed April 17, 1992.

        (b)(iv)         -  Administration Agreement with Stephens Inc. on behalf of the California Tax-Free Money Market
                           Mutual Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                           Statement, filed April 17, 1992.

        (b)(v)          -  Administration Agreement with Stephens Inc. on behalf of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17,
                           1992.

        (b)(vi)         -  Administration Agreement with Stephens Inc. on behalf of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement,
                           filed April 17, 1992.

        (b)(vii)        -  Administration Agreement with Stephens Inc. on behalf of the Corporate Stock Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement,
                           filed April 17, 1992.

        (b)(iix)        -  Administration Agreement with Stephens Inc. on behalf of the Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement,
                           filed May 1, 1992.

        (b)(ix)         -  Form of Administration Agreement with Stephens Inc. on behalf of the California Tax-Free
                           Income Fund, incorporated by reference to Post-Effective Amendment No. 4 to the Registration
                           Statement, filed September 10, 1992.

        (b)(x)          -  Form of Administration Agreement with Stephens Inc. on behalf of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement,
                           filed September 10, 1992.

        (b)(xi)         -  Administration Agreement with Stephens Inc. on behalf of the Short-Intermediate U.S.
                           Government Income Fund, incorporated by reference to Post-Effective Amendment No. 8 to the
                           Registration Statement, filed February 10, 1994.

        (b)(xii)        -  Form of Administration Agreement with Stephens Inc. on behalf of the National Tax-Free Money
                           Market Mutual Fund, filed herewith.

       6(a)             -  Amended Distribution Agreement with Stephens Inc., incorporated by reference to Post-
                           Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (b)(i)          -  Selling Agreement with Marketing One Securities, Inc. on behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17,
                           1992.

        (b)(ii)         -  Selling Agreement with Wells Fargo Bank, N.A. on behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17,
                           1992.

       7                -  Not Applicable

       8(a)             -  Custody Agreement with Wells Fargo Institutional Trust Company, N.A. on behalf of the
                           Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 2 to the
                           Registration Statement, filed April 17, 1992.

        (b)             -  Custody Agreement with Wells Fargo Institutional Trust Company, N.A. on behalf of the
                           U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment
                           No. 2 to the Registration Statement, filed April 17, 1992.

        (c)             -  Custody Agreement with Wells Fargo Institutional Trust Company, N.A. on behalf of the
                           Corporate Stock Fund, incorporated by reference to Post-Effective Amendment No. 2 to the
                           Registration Statement, filed April 17, 1992.

        (d)             -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Money
                           Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 2 to the
                           Registration Statement, filed April 17, 1992.

        (e)             -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Bond
                           Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                           Statement, filed April 17, 1992.

        (f)             -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                           Statement, filed April 17, 1992.

        (g)             -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                           Statement, filed April 17, 1992.

        (h)             -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Money Market Fund, incorporated by reference to Post-Effective Amendment No. 3 to the Registration
                           Statement, filed May 1, 1992.

        (i)             -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Income
                           Fund, filed herewith.

        (j)             -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Diversified Income Fund, filed herewith.

        (k)             -  Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Short-Intermediate U.S.
                           Government Income Fund, incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, filed February 10, 1994.

        (l)             -  Form of Custody Agreement with Wells Fargo Bank, N.A. on behalf of the National Tax-Free
                           Money Market Mutual Fund, filed herewith.

       9(a)(i)          -  Agency Agreement with Wells Fargo Bank, N.A. on behalf of the Funds, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17,
                           1992.

       9(a)(ii)         -  Form of Agency Agreement with Wells Fargo Bank, N.A. on behalf of the National Tax-Free Money
                           Market Mutual Fund, filed herewith.

       9(b)(i)          -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the California Tax-
                           Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

        (b)(ii)         -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Corporate Stock
                           Fund , incorporated by reference to Post-Effective Amendment No. 2 to the Registration
                           Statement, filed April 17, 1992.

        (b)(iii)        -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Money Market
                           Mutual Fund, incorporated by reference to Post-Effective Amendment No. 3 to the Registration
                           Statement, filed May 1, 1992.

        (b)(iv)         -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the California Tax-
                           Free Income Fund, filed herewith.

        (b)(v)          -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Short-
                           Intermediate U.S. Government Income Fund, incorporated by reference to Post-Effective
                           Amendment No. 8 to the Registration Statement, filed February 10, 1994.

        (b)(vi)         -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Class B Shares of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (b)(vii)        -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Class B Shares of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment
                           No. 15 to the Registration Statement, filed May 1, 1995.

        (b)(iix)        -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Class B Shares of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (b)(ix)         -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Class B Shares of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 15 to the
                           Registration Statement, filed May 1, 1995.

        (b)(x)          -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Class B Shares of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (b)(xi)         -  Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Class B Shares of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective Amendment
                           No. 15 to the Registration Statement, filed May 1, 1995.

        (b)(xii)        -  Amended Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Class A
                           Shares of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment
                           No. 15 to the Registration Statement, filed May 1, 1995.

        (b)(xiii)       -  Amended Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Class A
                           Shares of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective
                           Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (b)(xiv)        -  Amended Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Class A
                           Shares of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment
                           No. 15 to the Registration Statement, filed May 1, 1995.

        (b)(xv)         -  Amended Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Class A
                           Shares of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (b)(xvi)        -  Amended Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Class A
                           Shares of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment
                           No. 15 to the Registration Statement, filed May 1, 1995.

        (b)(xvii)       -  Amended Shareholder Servicing Agreement with Wells Fargo Bank, N.A. on behalf of the Class A
                           Shares of the U.S. Government Allocation Fund, incorporated by reference to Post-Effective
                           Amendment No. 15 to the Registration Statement, filed May 1, 1995.

        (c)             -  Cross Indemnification Agreement, incorporated by reference to Post-Effective Amendment
                           No. 11 to the Registration Statement of Stagecoach Inc., filed on or about November 28, 1995.

        (d)(i)          -  Servicing Plan on behalf of the Class B Shares of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1,
                           1995.

        (d)(ii)         -  Servicing Plan on behalf of the Class B Shares of the California Tax-Free Bond Fund,
                           incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement,
                           filed May 1, 1995.

        (d)(iii)        -  Servicing Plan on behalf of the Class B Shares of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1,
                           1995.

        (d)(iv)         -  Servicing Plan on behalf of the Class B Shares of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1,
                           1995.

        (d)(v)          -  Servicing Plan on behalf of the Class B Shares of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1,
                           1995.

        (d)(vi)         -  Servicing Plan on behalf of the Class B Shares of the U.S. Government Allocation Fund,
                           incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement,
                           filed May 1, 1995.

        (d)(vii)        -  Servicing Plan and Form of Shareholder Servicing Agreement on behalf of the National Tax-Free
                           Money Market Mutual Fund, filed herewith.

      10                -  Opinion and Consent of Counsel, filed herewith.

      11                -  Not Applicable

      12                -  Not Applicable

      13                -  Investment letter, incorporated by reference to Item 24(b) of Pre-Effective Amendment No. 1 to the Registration Statement, filed November 29, 1991.

      14                -  Not Applicable

      15(a)(i)          -  Distribution Plan on behalf of the California Tax-Free Money Market Mutual Fund, incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, filed April 17,
                           1992.

        (a)(ii)         -  Distribution Plan on behalf of the Corporate Stock Fund, incorporated by reference to Post-
                           Effective Amendment No. 2 to the Registration Statement, filed April 17, 1992.

        (a)(iii)        -  Distribution Plan on behalf of the Money Market Mutual Fund, incorporated by reference to
                           Post-Effective Amendment No. 3 to the Registration Statement, filed May 1, 1992.

        (a)(iv)         -  Distribution Plan on behalf of the California Tax-Free Income Fund, incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement, filed September 10, 1992.

        (a)(v)          -  Distribution Plan on behalf of the Short-Intermediate U.S. Government Income Fund,
                           incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement,
                           filed February 10, 1994.

        (a)(vi)         -  Distribution Plan on behalf of the National Tax-Free Money Market Mutual Fund, filed herewith.

        (b)(i)          -  Distribution Plan on behalf of the Class B Shares of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1,
                           1995.

        (b)(ii)         -  Distribution Plan on behalf of the Class B Shares of the California Tax-Free Bond Fund,
                           incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement,
                           filed May 1, 1995.

        (b)(iii)        -  Distribution Plan on behalf of the Class B Shares of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement,
                           filed May 1, 1995.

        (b)(iv)         -  Distribution Plan on behalf of the Class B Shares of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1,
                           1995.

        (b)(v)          -  Distribution Plan on behalf of the Class B Shares of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed May 1,
                           1995.

        (b)(vi)         -  Distribution Plan on behalf of the Class B Shares of the U.S. Government Allocation Fund,
                           incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement,
                           filed May 1, 1995.

        (c)(i)          -  Amended Distribution Plan on behalf of the Class A Shares of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement,
                           filed May 1, 1995.

        (c)(ii)         -  Amended Distribution Plan on behalf of the Class A Shares of the California Tax-Free Bond
                           Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                           Statement, filed May 1, 1995.

        (c)(iii)        -  Amended Distribution Plan on behalf of the Class A Shares of the Diversified Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement,
                           filed May 1, 1995.

        (c)(iv)         -  Amended Distribution Plan on behalf of the Class A Shares of the Ginnie Mae Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement,
                           filed May 1, 1995.

        (c)(v)          -  Amended Distribution Plan on behalf of the Class A Shares of the Growth and Income Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement,
                           filed May 1, 1995.

        (c)(vi)         -  Amended Distribution Plan on behalf of the Class A Shares of the U.S. Government Allocation
                           Fund, incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                           Statement, filed May 1, 1995.

      16(a)             -   Schedules for Computation of Performance Data, incorporated by reference to Post-
                            Effective Amendment No. 2, filed April 17, 1992.

      16(b)             -   Schedules for Computation of Performance Data, incorporated by reference to Post-
                            Effective Amendment No. 15, filed May 1, 1995.

      17                -  Powers of Attorney, incorporated by reference to Initial Registration Statement, filed
                           September 30, 1991.

      18                -  Rule 18f-3 Multi-Class Plan, incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement, filed April 14, 1995.



Item 25.    Persons Controlled by or under Common Control with Registrant


            Stephens Inc. is the beneficial owner of 100% of the outstanding voting securities of the National Tax-Free Money Market Mutual Fund.




Item 26.    Number of Holders of Securities



            As of October 31, 1995, the number of record holders of each class of Securities of the Registrant was as follows:

                      Title of Class                                      Number of Record Holders
                      --------------                                      ------------------------

                                                                    Class A*                    Class B
                                                                    -------                     -------
 Asset Allocation Fund                                               14,176                       960

 U.S. Government Allocation Fund                                      3,849                       119


 California Tax-Free Money Market Mutual Fund                        15,130                       N/A

 California Tax-Free Bond Fund                                        9,023                       514

 Growth and Income Fund                                               4,933                       318

 Ginnie Mae Fund                                                      4,288                       233

 Corporate Stock Fund                                                   658                       N/A


 Money Market Mutual Fund                                             9,506                       N/A

 California Tax-Free Income Fund                                      2,293                       N/A

 Diversified Income Fund                                              3,859                       226

 Short-Intermediate U.S. Government                                   1,964                       N/A
           Income Fund



* For purposes of this chart, shares of single class Funds are included under the designation "Class A"

Item 27.    Indemnification

            The following paragraphs of Article VIII of the Registrant's Articles of Incorporation provide:

            (h) The Corporation shall indemnify (1) its Directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of these Articles of Incorporation of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any Director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the 1940 Act.

            (i) To the fullest extent permitted by Maryland statutory and decisional law and the 1940 Act, as amended or interpreted, no Director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any Director or officer of the Corporation against any liability to which such Director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this
      Article VIII shall adversely affect any right or protection of a Director or officer that exists at the time of such amendment, modification or repeal.


Item 28.    Business and Other Connections of Investment Adviser.

            Wells Fargo Bank, N.A. ("Wells Fargo Bank"), a wholly owned subsidiary of Wells Fargo & Company, serves as investment adviser to all of the Registrant's investment portfolios, and to certain other registered open-end management investment companies. Wells Fargo Bank's business is that of a national banking association with respect to which it conducts a variety of commercial banking and trust activities.

            To the knowledge of Registrant, none of the directors or executive officers of Wells Fargo Bank, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company. Set forth below are the names and principal businesses of the directors and executive officers of Wells Fargo Bank who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee. All the directors of Wells Fargo Bank also serve as directors of Wells Fargo & Company.

 Name and Position                     Principal Business(es) and Address(es)
 at Wells Fargo Bank                   During at Least the Last Two Fiscal Years
 -------------------                   ------------------------------------------
 H. Jesse Arnelle                      Senior Partner of Arnelle & Hastie
 Director                              455 Market Street
                                       San Francisco, CA 94105

                                       Director of FPL Group, Inc.
                                       700 Universe Blvd.
                                       P.O. Box 14000
                                       North Palm Beach, FL 33408

 William R. Breuner                    General Partner in Breuner Associates, Breuner Properties and
 Director                              Breuner-Pavarnick Real Estate Developers.  Retired Chairman of
                                       the Board of Directors of John Breuner Co.
                                       2300 Clayton Road, Suite 1570
                                       Concord, CA 94520


                                       Vice Chairman of the California State Railroad
                                       Museum Foundation.
                                       111  I  Street
                                       Old Sacramento, CA 95814

 William S. Davila                     President and Director of The Vons Companies, Inc.
 Director                              618 Michillinda Avenue
                                       Arcadia, CA  91007

                                       Officer of Western Association of Food Chains
                                       825 Colorado Blvd. #203
                                       Los Angeles, CA 90041


 Rayburn S. Dezember                   Director of CalMat Co.
 Director                              3200 San Fernando Road
                                       Los Angeles, CA  90065

                                       Director of Tejon Ranch Co.
                                       P.O. Box 1000
                                       Lebec, CA  93243

                                       Director of Turner Casting Corp.
                                       P.O. Box 1099
                                       Cudahy, CA 90201

                                       Director of The Bakersfield Californian
                                       P.O. Box 440
                                       1707  I  Street
                                       Bakersfield, CA 93302

                                       Director of Kern County Economic Development Corp.
                                       P.O. Box 1229
                                       2700 M Street, Suite 225

                                       Bakersfield, CA 93301

                                       Chairman of the Board of Trustees of Whittier College
                                       13406 East Philadelphia Avenue
                                       P.O. Box 634
                                       Whittier, CA 90608

 Paul Hazen                            Chairman of the Board of Directors of
 Chairman of the                       Wells Fargo & Company
 Board of Directors                    420 Montgomery Street
                                       San Francisco, CA  94105

                                       Director of Pacific Telesis Group
                                       130 Kearny Street
                                       San Francisco, CA  94108

                                       Director of Phelps Dodge Corp.
                                       2600 North Central Avenue
                                       Phoenix, AZ 85004


                                       Director of Safeway Inc.
                                       Fourth and Jackson Streets
                                       Oakland, CA  94660

 Robert K. Jaedicke                    Accounting Professor and Dean Emeritus of
 Director                              Graduate School of Business, Stanford University
                                       MBA Admissions Office
                                       Stanford, CA  94305

                                       Director of Homestake Mining Co.
                                       650 California Street
                                       San Francisco, CA 94108

                                       Director of California Water Service Company
                                       1720 North First Street
                                       San Jose, CA 95112

                                       Director of Boise Cascade Corp.
                                       1111 West Jefferson Street
                                       P.O. Box 50
                                       Boise, ID  83728

                                       Director of Enron Corp.
                                       1400 Smith Street
                                       Houston, TX  77002

                                       Director of GenCorp, Inc.
                                       175 Ghent Road
                                       Fairlawn, OH  44333

 Paul A. Miller                        Chairman of Executive Committee and Director of
 Director                              Pacific Enterprises
                                       633 West Fifth Street

                                       Los Angeles, CA  90071

                                       Trustee of Mutual Life Insurance Company of New York
                                       1740 Broadway
                                       New York, NY  10019

                                       Director of Newhall Management Corporation
                                       23823 Valencia Blvd.
                                       Valencia, CA 91355

                                       Trustee of University of Southern California
                                       University Park  TGF 200
                                       665 Exposition Blvd.
                                       Los Angeles, CA 90089

 Ellen M. Newman                       President of Ellen Newman Associates
 Director                              323 Geary Street,  Suite 507
                                       San Francisco, CA 94102

                                       Chair of Board of Trustees of
                                       University of California at San Francisco Foundation
                                       250 Executive Park Blvd., Suite 2000
                                       San Francisco, CA  94143

                                       Director of American Conservatory Theater
                                       30 Grant Avenue
                                       San Francisco, CA 94108

                                       Director of California Chamber of Commerce
                                       1201 K Street, 12th Floor
                                       Sacramento, CA 95814

 Philip J. Quigley                     Chairman, Chief Executive Officer and
 Director                              Director of Pacific Telesis Group
                                       130 Kearney Street, Rm. 3700
                                       San Francisco, CA 94108

                                       Director of Varian Associates
                                       3050 Hansen Way
                                       P.O. Box 10800
                                       Palo Alto, CA 94303

 Carl E. Reichardt                     Chairman and Chief Executive Officer of the
 Director                              Board of Directors of Wells Fargo & Company
                                       420 Montgomery Street
                                       San Francisco, CA 94105

                                       Director of Ford Motor Company
                                       The American Road
                                       Dearborn, MI  48121

                                       Director of Hospital Corporation of America,

                                       HCA-Hospital Corp. of America
                                       One Park Plaza
                                       Nashville, TN  37203

                                       Director of Pacific Gas and Electric Company
                                       77 Beale Street
                                       San Francisco, CA 94105

                                       Director of Newhall Management Corporation
                                       23823 Valencia Blvd.
                                       Valencia, CA 91355


 Donald B. Rice                        President, Chief Operating Officer and Director of
 Director                              Teledyne, Inc.
                                       2049 Century Park East
                                       Los Angeles, CA  90067

                                       Director of Vulcan Materials Company
                                       One Metroplex Drive
                                       Birmingham, AL  35209

                                       Retired Secretary of the Air Force

 Susan G. Swenson                      President and Chief Executive Officer of Cellular One
 Director                              651 Gateway Blvd.
                                       San Francisco, CA 94080

 Chang-Lin Tien                        Chancellor of University of California at Berkeley
 Director                              UC at Berkeley
                                       Berkeley, CA 94720

 John A. Young                         President, Director and Chief Executive Officer of
 Director                              Hewlett-Packard Company
                                       3000 Hanover Street
                                       Palo Alto, CA  94304

                                       Director of Chevron Corporation
                                       225 Bush Street
                                       San Francisco, CA  94104

 William F. Zuendt                     Director of 3Com Corp.
 President                             5400 Bayfront Plaza
                                       P.O. Box 58145
                                       Santa Clara, CA  95052

                                       Director of MasterCard International
                                       888 Seventh Avenue
                                       New York, NY 10106

                                       Trustee of Golden Gate University
                                       536 Mission Street
                                       San Francisco, CA 94163

            Wells Fargo Nikko Investment Advisors ("WFNIA") serves as the sub-adviser to the Asset Allocation Fund, the Corporate Stock Fund and the U.S. Government Allocation Fund and as adviser or sub-adviser to various other open-end management investment companies. For additional information, see "The Funds and Management" in the Prospectus and "Management" in the Statement of Additional Information. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and management committees of WFNIA, reference is made to WFNIA's Form ADV and Schedules A and D filed under the Investment Advisers Act of 1940, File No. 801-36479, incorporated herein by reference.


Item 29.    Principal Underwriters.



            (a) Stephens Inc., distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for the Overland Express Funds, Inc., Stagecoach Inc. and Stagecoach Trust; and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust, Life & Annuity Trust and Master Investment Portfolio, which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., and Nations Government Income Term Trust 2004, Inc., and Managed Balanced Target Maturity Fund, Inc., which are closed-end management investment companies and Nations Fund Trust, Nations Funds, Inc., Nations Fund Portfolio, Inc. and The Capitol Mutual Funds, which are open-end management investment companies.


            (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D filed by Stephens Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file No. 501-15510).

            (c)   Not Applicable.

Item 30.    Location of Accounts and Records.

            All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at one or more of the following offices: Stagecoach Funds, Inc. maintains those accounts books and other documents required by Rule 31a-l(b)(4) and (d), Rule 31a-2(a)(3) and (c) at 111 Center Street, Little Rock, Arkansas 72201; Wells Fargo Bank maintains all other accounts, books or other documents required by Rules 31a-1, 31a-2 and 31a-3 at 525 Market Street, San Francisco, California 94163; and copies of such documents also are maintained by stagecoach Funds, Inc. Original and/or copies of certain of the accounts, books or other documents relating to the Asset Allocation Fund, the Corporate Stock Fund and the U.S. Government Allocation Fund may be retained by WFNIA, 45 Fremont Street, San Francisco, California 94105, in its capacity as sub-adviser or by Wells Fargo Institutional Trust Company, N.A., 45 Fremont Street, San Francisco, California 94105, as custodian to these Funds.

Item 31.    Management Services.

            Other than as set forth under the captions "The Funds, the Master Trust and Management" and "Management and Servicing Fees" in the Prospectus constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 32.    Undertakings.

      (a)   Not Applicable.

      (b)   Not Applicable.

      (c) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions set forth above in response to Item 27, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue

      (d) Registrant undertakes to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a director or directors if requested in writing by the holders of at least 10W of the Company's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

      (e) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of its most current annual report to shareholders, upon request and without charge.

                                 SIGNATURES


             Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 28th day of November, 1995.


                           STAGECOACH FUNDS, INC.

                           By  /s/ R. Greg Feltus
                           ----------------------
                                (R. Greg Feltus, President)


             Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


      Signature                                 Title
      ---------                                 -----

      /s/R. Greg Feltus                         Director, Chairman and
      -----------------                         President (Principal Executive
      (R. Greg Feltus)                          Officer)

      /s/Richard H. Blank, Jr.                  Chief Operating Officer,
      ------------------------                  Secretary and Treasurer
      (Richard H. Blank, Jr.)

      /s/Jack S. Euphrat                        Director
      ------------------
      (Jack S. Euphrat)

      /s/Thomas S. Goho                         Director
      -----------------
      (Thomas S. Goho)

      /s/Zoe Ann Hines                          Director
      ----------------
      (Zoe Ann Hines)

      /s/W. Rodney Hughes                       Director
      -------------------
      (W. Rodney Hughes)

      /s/Robert M. Joses                        Director
      ------------------
      (Robert M. Joses)

      /s/J. Tucker Morse                        Director
      ------------------
      (J. Tucker Morse)


*By: /s/R. Greg Feltus
     -----------------
     (R. Greg Feltus)
  As Attorney-in-Fact

                                   SIGNATURES


             Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 28th day of November, 1995.



                           MASTER INVESTMENT TRUST


                           By  /s/ Richard H. Blank, Jr.
                               -------------------------
                               (Richard H. Blank, Jr., Secretary)


      Signature                                        Title
      ---------                                        -----

      /s/ R. Greg Feltus                        Trustee, Chairman
      ------------------                        and President
      (R. Greg Feltus)                          (Principal Executive Officer)

      /s/ Richard H. Blank, Jr.                 Secretary and Treasurer
      -------------------------                 (Chief Operating Officer)
      (Richard H. Blank, Jr.)

      /s/Jack S. Euphrat                        Trustee
      ------------------
      (Jack S. Euphrat)

      /s/ Thomas S. Goho                        Trustee
      ------------------
      (Thomas S. Goho)

      /s/ Zoe Ann Hines                         Trustee
      ------------------
      (Zoe Ann Hines)

      /s/ W. Rodney Hughes                      Trustee
      --------------------
      (W. Rodney Hughes)

      /s/ Robert M. Joses                       Trustee
      -------------------
      (Robert M. Joses

      /s/ J. Tucker Morse                       Trustee
      -------------------
      (J. Tucker Morse


*By: /s/Richard H. Blank, Jr.
     ------------------------
     (Richard H. Blank, Jr.)
  As Attorney-in-Fact

                             STAGECOACH FUNDS, INC.
                          FILE NOS. 33-42927; 811-6419

                                 EXHIBIT INDEX


                                                                                       SEQUENTIAL PAGE
 EXHIBIT NUMBER                                    DESCRIPTION                               NO.
 1                           -   Amended and Restated Articles of Incorporation

 5(a)(x)                     -   Advisory Contract with Wells Fargo Bank, N.A. on
                                 behalf of the Diversified Income Fund


 5(b)(xii)                   -   Form of Administration Agreement with Stephens
                                 Inc. on behalf of the National Tax-Free Money
                                 Market Mutual Fund


 8(i)                        -   Custody Agreement with Wells Fargo Bank, N.A. on
                                 behalf of the California Tax-Free Income Fund

 8(j)                        -   Custody Agreement with Wells Fargo Bank, N.A. on
                                 behalf of the Diversified Income Fund

 8(l)                        -   Form of Custody Agreement with Wells Fargo Bank,
                                 N.A. on behalf of the National Tax-Free Money
                                 Market Mutual Fund

 9(a)(ii)                    -   Form of Agency Agreement with Wells Fargo Bank,
                                 N.A. on behalf of the National Tax-Free Money
                                 Market Mutual

 9(b)(iv)                    -   Shareholder Servicing Agreement with Wells Fargo
                                 Bank, N.A. on behalf of the California Tax-Free
                                 Income Fund


 9(d)(vii)                   -   Servicing Plan and Form of Shareholder Servicing
                                 Agreement  on behalf of the National Tax-Free
                                 Money Market Mutual Fund

 10                          -   Consent of Counsel

 15(a)(vi)                   -   Distribution Plan on behalf of the National Tax-
                                 Free Money Market Mutual Fund